Schedule of Investments (unaudited) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)(c)	USD	20	$18,630
ALM Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 6.00%), 8.51%, 10/15/29(b)(c)		287	255,739
American Homes 4 Rent Trust, Series 2014-SFR2, Class E, 6.23%, 10/17/36(c)		2,000	2,030,171
AMMC CLO 19 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.00%), 9.51%, 10/15/28(b)(c)		1,000	975,779
Anchorage Capital CLO 5-R Ltd., Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 7.91%, 01/15/30(b)(c)		860	791,495
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 6.29%, 01/28/31(b)(c)		250	235,711
Argent Securities Trust, Series 2006-W5, Class A1A, (1 mo. LIBOR US + 0.30%), 2.56%, 06/25/36(b)		4,349	2,966,714
Bain Capital Credit CLO Ltd., Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.30%), 6.04%, 07/19/34(b)(c)		250	230,499
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1 mo. LIBOR US + 0.14%), 2.40%, 11/25/36(b)		1,224	1,181,730
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class CR, (3 mo. LIBOR US + 2.05%), 4.56%, 07/15/34(b)(c)		250	233,975
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 5.39%, 01/17/28(b)(c)		250	240,764
Carlyle U.S. CLO Ltd., Class A2, (3 mo. LIBOR US + 1.80%), 4.51%, 01/20/31(b)(c)		250	237,060
Carrington Mortgage Loan Trust(b)
Series 2006-FRE2, Class A2, (1 mo. LIBOR US + 0.12%), 2.38%, 10/25/36		3,091	2,552,657
Series 2006-FRE2, Class A5, (1 mo. LIBOR US + 0.08%), 2.34%, 03/25/35		6,367	5,241,873
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 9.15%, 07/20/32(b)(c)		500	445,475
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.32%), 2.58%, 10/25/36(b)		4,442	3,090,706
CIFC Funding Ltd.(b)(c)
(3 mo. LIBOR US + 1.70%), 4.43%, 10/21/31		750	712,843
Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.10%), 5.61%, 07/15/36		500	466,885
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 5.78%, 10/25/36		350	261,903
Clear Creek CLO, Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 5.66%, 10/20/30(b)(c)		250	230,870
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A, (1 mo. LIBOR US + 0.14%), 2.40%, 06/25/37(b)		562	514,626
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. LIBOR US + 0.14%), 2.14%, 01/15/37(b)		500	457,678
Elevation CLO Ltd., Series 2021-12A, Class E, (3 mo. LIBOR US + 7.27%), 9.98%, 04/20/32(b)(c)		250	210,734
Elmwood CLO IV Ltd., Series 2020-1A, Class B, (3 mo. LIBOR US + 1.70%), 4.21%, 04/15/33(b)(c)		250	236,462
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/17/39(c)		3,800	3,586,564
Fremont Home Loan Trust(b)
Series 2006-A, Class 2A3, (1 mo. LIBOR US + 0.32%), 2.58%, 05/25/36		4,286	2,635,777

Security		Par (000)	Value

Asset-Backed Securities (continued)
Fremont Home Loan Trust(b) (continued)
Series 2006-D, Class 2A3, (1 mo. LIBOR US + 0.15%), 2.41%, 11/25/36	USD	6,439	$2,504,969
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, (3 mo. LIBOR US + 5.25%), 7.96%, 04/20/31(b)(c)		500	425,487
Generate CLO 2 Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.65%), 8.41%, 01/22/31(b)(c)		250	214,762
Goldentree Loan Management U.S. CLO 5 Ltd., Series 2019-5A, Class BR, (3 mo. LIBOR US + 1.55%), 4.26%, 10/20/32(b)(c)		250	236,646
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 8.96%, 04/15/33(b)(c)		500	449,186
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1 mo. LIBOR US + 0.17%), 2.43%, 04/25/37(b)		3,574	2,541,045
HPS Loan Management Ltd., Series 8A-2016, Class ER, (3 mo. LIBOR US + 5.50%), 8.21%, 07/20/30(b)(c)		1,000	825,449
Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.32%), 2.58%, 08/25/36(b)		5,231	2,374,749
Madison Park Funding XXIX Ltd., Series 2018-29A, Class E, (3 mo. LIBOR US + 5.70%), 8.44%, 10/18/30(b)(c)		500	441,558
Mastr Asset-Backed Securities Trust, Series 2006- HE2, Class A3, (1 mo. LIBOR US + 0.30%), 2.56%, 06/25/36(b)		7,422	3,117,588
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ERR, (3 mo. LIBOR US + 6.50%), 9.01%, 07/15/34(b)(c)		710	628,789
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class CR, (3 mo. LIBOR US + 1.80%), 4.51%, 07/20/31(b)(c)		400	379,392
Neuberger Berman Loan Advisers CLO Ltd., Series 2021- 46A, Class B, (3 mo. LIBOR US + 1.65%), 4.36%, 01/20/36(b)(c)		250	233,801
Octagon Investment Partners 31 LLC, Series 2017-1A, Class E, (3 mo. LIBOR US + 6.30%), 9.01%, 07/20/30(b)(c)		500	442,759
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3 mo. LIBOR US + 1.40%), 4.18%, 01/25/31(b)(c)		250	235,533
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3 mo. LIBOR US + 2.75%), 5.51%, 01/22/30(b)(c)		500	465,690
OZLM XXI Ltd., Series 2017-21A, Class D, (3 mo. LIBOR US + 5.54%), 8.25%, 01/20/31(b)(c)		250	213,171
Palmer Square Loan Funding Ltd., Series 2019-3A, Class B, (3 mo. LIBOR US + 2.10%), 3.58%, 08/20/27(b)(c)		750	734,835
Rad CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 10.24%, 01/20/33(b)(c)		500	468,107
Regional Management Issuance Trust, 3.88%, 10/17/33(a)		1,110	1,034,295
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37		3,649	1,759,595
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 5.36%, 10/15/29(b)(c)		500	473,389
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, (1 mo. LIBOR US + 0.40%), 2.66%, 09/25/47(b)		3,886	3,663,071

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Asset-Backed Securities (continued)
Scholar Funding Trust, Series 2013-A, Class R, 0.00%, 01/30/45(a)	USD	—	(d) $	1,089,883
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 9.56%, 04/15/33(b)(c)		250		226,591
TICP CLO VIII Ltd., Series 2017-8A, Class A2R, (3 mo. LIBOR US + 1.70%), 4.41%, 10/20/34(b)(c)		250		235,029
Trestles CLO IV Ltd., 4.43%, 07/21/34		1,000		931,013
Trestles CLO Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 5.68%, 04/25/32(b)(c)		250		233,763
Unique Pub Finance Co. PLC(e)
Series M, 7.40%, 03/28/24	GBP	1,951		2,399,412
Series N, 6.46%, 03/30/32		50		69,678
WaMu Asset-Backed Certificates Trust, Series 2007- HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 2.50%, 05/25/37(b)	USD	6,009		5,187,011
Whetstone Park CLO Ltd., 4.31%, 01/20/35		275		257,128

Total Asset-Backed Securities — 11.1% (Cost: $66,919,084)				64,536,694

		Shares

Common Stocks

Aerospace & Defense — 0.4%
Raytheon Technologies Corp.		25,650		2,390,836

Building Products — 0.2%
Carrier Global Corp.		25,650		1,039,595

Diversified Telecommunication Services — 0.0%
Liberty Global PLC, Class A(f)		247		5,375

Machinery — 0.2%
Otis Worldwide Corp.		12,825		1,002,530

Total Common Stocks — 0.8% (Cost: $2,975,709)				4,438,336

		Par (000)

Corporate Bonds

Aerospace & Defense — 2.9%
Amsted Industries, Inc., 5.63%, 07/01/27(c)	USD	185		179,596
Bombardier, Inc.(c)
7.50%, 03/15/25		50		48,750
7.13%, 06/15/26		907		842,059
7.88%, 04/15/27		781		722,425
6.00%, 02/15/28		683		589,292
7.45%, 05/01/34		100		86,500
Embraer Netherlands Finance BV, 6.95%, 01/17/28(c)		269		269,336
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(c)		464		366,560
Howmet Aerospace, Inc., 5.13%, 10/01/24		2		2,014
Lockheed Martin Corp., 4.09%, 09/15/52(g)		451		437,206
Northrop Grumman Corp., 3.85%, 04/15/45		530		472,294
Raytheon Technologies Corp., 3.75%, 11/01/46(g)		700		619,864
Rolls-Royce PLC, 5.75%, 10/15/27(c)(g)		1,545		1,458,920
Spirit AeroSystems, Inc.(c) 5.50%, 01/15/25		236		235,087

Security		Par (000)	Value

Aerospace & Defense (continued)
Spirit AeroSystems, Inc.(c) (continued)
7.50%, 04/15/25	USD	40	$39,844
TransDigm, Inc.
8.00%, 12/15/25(c)(g)		825	854,882
6.25%, 03/15/26(c)(g)		7,135	7,169,319
6.38%, 06/15/26		58	57,710
7.50%, 03/15/27		134	136,186
4.63%, 01/15/29		715	643,500
4.88%, 05/01/29		382	341,795
Triumph Group, Inc., 8.88%, 06/01/24(c)(g)		1,055	1,091,260

			16,664,399

Airlines — 2.0%
Air Canada, 3.88%, 08/15/26(c)		401	368,920
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24		403	395,129
American Airlines, Inc., 11.75%, 07/15/25(c)		530	588,300
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c)
5.50%, 04/20/26		1,006	989,597
5.75%, 04/20/29		1,485	1,421,437
Avianca Midco 2 Ltd., 9.00%, 12/01/28(c)		304	253,781
Azul Investments LLP
5.88%, 10/26/24(e)		200	134,000
7.25%, 06/15/26(c)		230	152,375
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(c)		98	95,335
Deutsche Lufthansa AG(e)
3.75%, 02/11/28	EUR	100	88,284
3.50%, 07/14/29		100	83,297
Gol Finance SA, 8.00%, 06/30/26(c)	USD	200	128,038
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(c)		317	308,153
International Consolidated Airlines Group SA(e)
2.75%, 03/25/25	EUR	100	91,234
3.75%, 03/25/29		100	78,293
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(c)(g)	USD	947	956,966
United Airlines Pass-Through Trust
Series 2015-1, Class A, 3.70%, 12/01/22(g)		3,570	3,549,886
Series 2020-1, Class A, 5.88%, 10/15/27(g)		739	745,280
Series 2020-1, Class B, 4.88%, 07/15/27		48	45,337
United Airlines, Inc.(c)
4.38%, 04/15/26(g)		588	564,480
4.63%, 04/15/29		785	723,181

			11,761,303

Auto Components — 1.2%
Aptiv PLC, 4.40%, 10/01/46(g)		280	229,178
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(e)	EUR	101	95,588
6.25%, 05/15/26(c)(g)	USD	1,673	1,683,289
8.50%, 05/15/27(c)(g)		3,666	3,700,020
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(c)		436	391,266
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(c)		142	106,188
Faurecia SE(e)
2.75%, 02/15/27	EUR	100	86,874
3.75%, 06/15/28		100	88,509
Goodyear Tire & Rubber Co.
5.00%, 07/15/29	USD	187	170,544
5.63%, 04/30/33		316	277,132

2

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Auto Components (continued)
IHO Verwaltungs GmbH, (4.63% PIK), 3.88%, 05/15/27(e)(h)	EUR	100	$83,808
ZF Finance GmbH(e)
3.00%, 09/21/25		100	95,250
2.00%, 05/06/27		100	85,980

			7,093,626

Automobiles — 2.0%
Allison Transmission, Inc., 5.88%, 06/01/29(c)	USD	211	207,667
Asbury Automotive Group, Inc.
4.50%, 03/01/28		168	153,730
4.75%, 03/01/30		164	142,988
5.00%, 02/15/32(c)		201	175,542
Carvana Co.(c)
5.50%, 04/15/27(g)		371	244,860
4.88%, 09/01/29(g)		286	170,728
10.25%, 05/01/30		213	175,126
Constellation Automotive Financing PLC, 4.88%, 07/15/27(e)	GBP	100	97,424
Ford Motor Co.
0.00%, 03/15/26(i)(j)	USD	282	300,330
3.25%, 02/12/32		797	665,495
Ford Motor Credit Co. LLC
5.13%, 06/16/25(g)		397	395,773
3.38%, 11/13/25		200	190,842
4.39%, 01/08/26(g)		1,250	1,216,644
2.70%, 08/10/26		376	341,690
4.95%, 05/28/27		519	509,918
4.13%, 08/17/27		320	303,584
3.82%, 11/02/27		400	366,620
2.90%, 02/16/28		376	326,187
5.11%, 05/03/29		214	208,049
4.00%, 11/13/30(g)		937	828,231
3.63%, 06/17/31		617	523,315
General Motors Co., 6.25%, 10/02/43(g)		2,194	2,158,514
General Motors Financial Co., Inc., 4.25%, 05/15/23(g)		326	327,672
Group 1 Automotive, Inc., 4.00%, 08/15/28(c)		59	52,770
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28(e)	EUR	100	76,597
Ken Garff Automotive LLC, 4.88%, 09/15/28(c)	USD	156	128,659
LCM Investments Holdings II LLC, 4.88%, 05/01/29(c)		373	318,727
Lithia Motors, Inc., 3.88%, 06/01/29(c)		167	148,589
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(c)		228	171,891
Penske Automotive Group, Inc.
3.50%, 09/01/25		104	100,307
3.75%, 06/15/29		87	78,300
Renault SA, 2.38%, 05/25/26(e)	EUR	100	93,914
Sonic Automotive, Inc., 4.63%, 11/15/29(c)	USD	76	64,590
TML Holdings Pte. Ltd., 4.35%, 06/09/26(e)		200	174,913
Wabash National Corp., 4.50%, 10/15/28(c)		281	231,305

			11,671,491

Banks — 1.3%
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(b)(g)(k)		2,000	1,751,458
Banco BPM SpA, (5 year EUR Swap + 3.17%), 2.88%, 06/29/31(b)(e)	EUR	100	84,914
Banco de Sabadell SA, (5 year EUR Swap + 2.95%), 2.50%, 04/15/31(b)(e)		100	85,235
Bangkok Bank PCL, (5 year CMT + 4.73%), 5.00%(k)	USD	205	190,560

Security		Par (000)	Value

Banks (continued)
BBK BSC, 5.50%, 07/09/24(e)	USD	289	$282,552
Chong Hing Bank Ltd., (5 year CMT + 3.86%), 5.70%(b)(e)(k)		250	239,109
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(b)(e)(k)	EUR	200	195,844
Grupo Aval Ltd., 4.38%, 02/04/30(c)	USD	512	404,480
Intesa Sanpaolo SpA, 5.02%, 06/26/24(c)(g)		2,888	2,796,419
NBK Tier 1 Ltd., (6 year USD Swap + 2.88%), 3.63%(b)(c)(k)		556	500,330
Standard Chartered PLC, (5 year USD ICE Swap + 1.97%), 4.87%, 03/15/33(b)(c)(g)		500	475,525
Wells Fargo & Co., Series BB, (5 year CMT + 3.45%), 3.90%(b)(k)		465	430,706

			7,437,132

Beverages — 2.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(g)		2,160	2,175,347
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(c)(g)(h)		865	654,276
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(c)
6.00%, 06/15/27		736	757,160
3.25%, 09/01/28		200	185,662
4.00%, 09/01/29(g)		2,668	2,294,480
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(c)
4.13%, 08/15/26		295	261,075
4.75%, 07/15/27	GBP	100	90,901
Ball Corp.
5.25%, 07/01/25	USD	44	44,528
2.88%, 08/15/30		46	39,615
3.13%, 09/15/31		481	421,476
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(c)		211	189,702
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		45	48,589
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(c)(g)		1,030	1,018,788
OI European Group BV, 2.88%, 02/15/25(e)	EUR	100	94,809
Silgan Holdings, Inc., 4.13%, 02/01/28	USD	105	98,437
Trivium Packaging Finance BV(c)(g)
5.50%, 08/15/26		1,189	1,171,165
8.50%, 08/15/27		1,924	1,837,162

			11,383,172

Biotechnology — 0.2%
Amgen, Inc., 2.80%, 08/15/41		250	198,211
Cidron Aida Finco Sarl, 5.00%, 04/01/28(e)	EUR	100	89,920
Gilead Sciences, Inc., 4.75%, 03/01/46(g)	USD	700	700,846

			988,977

Building Materials(c) — 0.5%
CP Atlas Buyer, Inc., 7.00%, 12/01/28		84	66,150
Jeld-Wen, Inc., 6.25%, 05/15/25		189	188,229
Masonite International Corp.
Class C, 5.38%, 02/01/28		161	157,377
Class C, 3.50%, 02/15/30		273	234,944
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28		103	89,868
9.75%, 07/15/28		48	40,190
SRM Escrow Issuer LLC, 6.00%, 11/01/28		643	596,633

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Materials (continued)
Standard Industries, Inc.
5.00%, 02/15/27	USD	48	$46,034
4.75%, 01/15/28		115	109,250
4.38%, 07/15/30(g)		1,082	945,105
3.38%, 01/15/31(g)		384	312,250
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29		227	213,706

			2,999,736

Building Products — 0.8%
Advanced Drainage Systems, Inc.(c)
5.00%, 09/30/27		259	253,820
6.38%, 06/15/30		636	640,875
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(c)		128	113,280
Foundation Building Materials, Inc., 6.00%, 03/01/29(c)(g)		139	106,757
GYP Holdings III Corp., 4.63%, 05/01/29(c)		300	243,000
LBM Acquisition LLC, 6.25%, 01/15/29(c)		266	200,830
Lowe’s Cos., Inc., 4.65%, 04/15/42(g)		400	388,634
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(c)		329	292,810
SRS Distribution, Inc.(c)
4.63%, 07/01/28		661	617,969
6.13%, 07/01/29		629	565,723
6.00%, 12/01/29		723	625,490
White Cap Buyer LLC, 6.88%, 10/15/28(c)(g)		617	521,353
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(c)(h)		268	221,488

			4,792,029

Capital Markets — 1.1%
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(b)(k)		1,060	897,025
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(c)		273	240,928
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		534	530,881
5.25%, 05/15/27(g)		842	808,253
4.38%, 02/01/29		378	340,164
Intercorp Peru Ltd., 3.88%, 08/15/29(c)		270	220,219
Kane Bidco Ltd., 6.50%, 02/15/27(e)	GBP	100	107,319
NFP Corp.(c)
4.88%, 08/15/28	USD	1,027	934,908
6.88%, 08/15/28(g)		2,267	1,989,519
Raymond James Financial, Inc., 4.95%, 07/15/46(g)		400	395,876

			6,465,092

Chemicals — 2.2%
Alpek SAB de CV, 3.25%, 02/25/31(c)		285	238,741
Ashland LLC, 3.38%, 09/01/31(c)		373	318,773
Axalta Coating Systems LLC, 3.38%, 02/15/29(c)		745	649,542
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(c)		600	573,121
Braskem Idesa SAPI, 6.99%, 02/20/32(c)		305	256,871
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(b)(c)		337	348,087
Celanese US Holdings LLC, 6.17%, 07/15/27		355	360,556
Chemours Co., 4.00%, 05/15/26	EUR	200	189,590
Diamond BC BV, 4.63%, 10/01/29(c)	USD	712	603,406
Element Solutions, Inc., 3.88%, 09/01/28(c)(g)		1,889	1,743,981
Equate Petrochemical BV, 2.63%, 04/28/28(c)		200	179,250
EverArc Escrow SARL, 5.00%, 10/30/29(c)		703	617,733

Security		Par (000)	Value

Chemicals (continued)
GCP Applied Technologies, Inc., 5.50%, 04/15/26(c)	USD	199	$201,886
HB Fuller Co., 4.25%, 10/15/28		141	125,490
Herens Holdco Sarl, 4.75%, 05/15/28(c)		671	562,420
Herens Midco Sarl, 5.25%, 05/15/29(e)	EUR	100	71,605
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(c)	USD	443	351,343
Ingevity Corp., 3.88%, 11/01/28(c)		105	93,168
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(c)(h)		294	233,584
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(c)		144	123,467
Lune Holdings Sarl, 5.63%, 11/15/28(e)	EUR	100	88,744
Minerals Technologies, Inc., 5.00%, 07/01/28(c)	USD	218	199,761
Monitchem HoldCo 3 SA, 5.25%, 03/15/25(e)	EUR	100	95,581
NOVA Chemicals Corp., 4.88%, 06/01/24(c)	USD	80	78,350
Sasol Financing USA LLC
6.50%, 09/27/28		290	276,370
5.50%, 03/18/31		320	260,860
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(c)		305	255,152
Scotts Miracle-Gro Co.
4.00%, 04/01/31		220	181,500
4.38%, 02/01/32		34	27,880
Sherwin-Williams Co., 4.50%, 06/01/47(g)		310	286,877
SPCM SA, 3.13%, 03/15/27(c)		200	170,500
WESCO Distribution, Inc.(c)
7.13%, 06/15/25		830	857,888
7.25%, 06/15/28		573	593,634
WR Grace Holdings LLC(c)
5.63%, 10/01/24(g)		300	287,853
4.88%, 06/15/27		24	22,980
5.63%, 08/15/29		1,741	1,469,404

			12,995,948

Commercial Services & Supplies — 0.9%
ADT Security Corp.
4.13%, 06/15/23		16	15,883
4.13%, 08/01/29(c)		35	31,500
4.88%, 07/15/32(c)		57	50,496
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(c)		222	195,312
APX Group, Inc., 5.75%, 07/15/29(c)		342	285,255
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(c)(g)		45	41,036
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(e)	EUR	100	85,086
EC Finance PLC, 3.00%, 10/15/26(e)		200	187,577
Fortress Transportation & Infrastructure Investors LLC(c)
6.50%, 10/01/25	USD	74	73,630
5.50%, 05/01/28		396	356,028
Herc Holdings, Inc., 5.50%, 07/15/27(c)		428	428,000
Hertz Corp.(c)
4.63%, 12/01/26		161	143,290
5.00%, 12/01/29		130	111,156
Loxam SAS, 4.50%, 02/15/27(e)	EUR	101	95,898
Metis Merger Sub LLC, 6.50%, 05/15/29(c)	USD	273	232,209
NESCO Holdings II, Inc., 5.50%, 04/15/29(c)		305	264,587
Prime Security Services Borrower LLC/Prime Finance, Inc.(c)
5.25%, 04/15/24		178	177,777
5.75%, 04/15/26(g)		626	636,185

4

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.(c) (continued) 6.25%, 01/15/28	USD	229	$209,920
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(c)(g)		157	157,392
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(c)		690	598,470
United Rentals North America, Inc.
5.50%, 05/15/27		173	175,855
5.25%, 01/15/30		170	171,866
Verisure Holding AB, 3.25%, 02/15/27(e)	EUR	100	89,429
Williams Scotsman International, Inc., 4.63%, 08/15/28(c)	USD	316	296,299

			5,110,136

Communications Equipment — 0.6%
Avaya, Inc., 6.13%, 09/15/28(c)(g)		651	305,794
Ciena Corp., 4.00%, 01/31/30(c)		133	121,695
CommScope Technologies LLC, 6.00%, 06/15/25(c)		655	605,875
CommScope, Inc.(c) 6.00%, 03/01/26		103	100,126
8.25%, 03/01/27		129	112,230
7.13%, 07/01/28(g)		188	155,570
4.75%, 09/01/29		604	525,166
Nokia OYJ, 4.38%, 06/12/27(g)		177	174,494
Viasat, Inc.(c)
5.63%, 09/15/25		410	360,800
5.63%, 04/15/27		87	82,032
6.50%, 07/15/28		360	267,840
Viavi Solutions, Inc., 3.75%, 10/01/29(c)		454	399,969

			3,211,591

Construction Materials(c) — 0.3%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/28(g)		536	501,626
3.88%, 11/15/29		76	64,980
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		139	121,279
H&E Equipment Services, Inc., 3.88%, 12/15/28		76	65,930
IAA, Inc., 5.50%, 06/15/27		443	442,737
Resideo Funding, Inc., 4.00%, 09/01/29		77	65,626
Thor Industries, Inc., 4.00%, 10/15/29		137	110,996
Winnebago Industries, Inc., 6.25%, 07/15/28		98	93,532

			1,466,706

Consumer Discretionary — 1.4%
APi Escrow Corp., 4.75%, 10/15/29(c)		128	107,840
APi Group DE, Inc., 4.13%, 07/15/29(c)		168	139,857
Carnival Corp.
10.13%, 02/01/26(e)	EUR	100	106,932
10.50%, 02/01/26(c)(g)	USD	846	888,317
7.63%, 03/01/26(c)		91	78,283
5.75%, 03/01/27(c)(g)		1,191	954,652
9.88%, 08/01/27(c)		488	505,658
4.00%, 08/01/28(c)		1,115	972,838
6.00%, 05/01/29(c)		402	309,476
CoreLogic, Inc., 4.50%, 05/01/28(c)		657	506,711
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(c)		114	102,756
Life Time, Inc.(c)
5.75%, 01/15/26		329	309,267
8.00%, 04/15/26		276	260,130
Lindblad Expeditions LLC, 6.75%, 02/15/27(c)		334	306,395
NCL Corp. Ltd.(c)
5.88%, 03/15/26		324	264,245

Security		Par (000)	Value

Consumer Discretionary (continued)
NCL Corp. Ltd.(c) (continued)
7.75%, 02/15/29	USD	140	$112,224
NCL Finance Ltd., 6.13%, 03/15/28(c)		333	257,419
Nielsen Finance LLC/Nielsen Finance Co.(c)
5.63%, 10/01/28		633	620,340
5.88%, 10/01/30		242	237,463
Royal Caribbean Cruises Ltd.(c)
10.88%, 06/01/23		114	116,563
9.13%, 06/15/23		195	197,946
11.50%, 06/01/25		154	164,963
5.50%, 08/31/26		116	91,611
5.38%, 07/15/27		365	282,875
5.50%, 04/01/28(g)		343	257,006
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(c).		233	201,232

			8,352,999

Consumer Finance — 1.7%
American Express Co., (5 year CMT + 2.85%), 3.55%(b)(k)		940	826,260
Avient Corp., 7.13%, 08/01/30		214	220,510
Block, Inc., 3.50%, 06/01/31(g)		2,304	1,992,960
HealthEquity, Inc., 4.50%, 10/01/29(c)		814	758,111
Iron Mountain U.K. PLC, 3.88%, 11/15/25(e)	GBP	100	109,099
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(c)	USD	280	260,400
Navient Corp.
7.25%, 09/25/23(g)		91	92,225
6.13%, 03/25/24		105	104,453
5.88%, 10/25/24		76	74,502
5.50%, 03/15/29		355	304,356
OneMain Finance Corp.
6.88%, 03/15/25		263	259,712
7.13%, 03/15/26		389	376,542
3.50%, 01/15/27		389	331,211
6.63%, 01/15/28		285	267,224
5.38%, 11/15/29		44	37,415
4.00%, 09/15/30		141	110,685
Sabre Global, Inc.(c)
9.25%, 04/15/25		229	232,985
7.38%, 09/01/25		336	333,176
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(c)		666	625,207
Shift4 Payments, Inc., 0.00%, 12/15/25(i)(j)		446	383,281
SLM Corp., 3.13%, 11/02/26		221	193,729
Verscend Escrow Corp., 9.75%, 08/15/26(c)(g)		2,007	2,015,941

			9,909,984

Containers & Packaging — 0.5%
Clydesdale Acquisition Holdings, Inc.(c)
6.63%, 04/15/29		684	690,648
8.75%, 04/15/30		483	460,671
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		513	499,672
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		258	256,034
Graphic Packaging International LLC(c)
4.75%, 07/15/27		104	101,298
3.50%, 03/15/28		22	20,323
3.50%, 03/01/29		78	70,313
Klabin Austria GmbH, 3.20%, 01/12/31(c)		315	257,418
LABL, Inc., 5.88%, 11/01/28(c)		332	303,365

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Sealed Air Corp.(c)
5.13%, 12/01/24	USD	54	$54,675
4.00%, 12/01/27		92	87,400

			2,801,817

Diversified Consumer Services — 1.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c)
6.63%, 07/15/26		2,705	2,621,064
9.75%, 07/15/27(g)		812	743,435
6.00%, 06/01/29(g)		1,655	1,272,281
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.63%, 06/01/28(e)	EUR	100	84,702
4.63%, 06/01/28(c)(g)	USD	900	799,110
4.63%, 06/01/28(c)		710	619,475
Clarivate Science Holdings Corp.(c)
3.88%, 07/01/28		1,281	1,165,710
4.88%, 07/01/29(g)		557	492,945
Garda World Security Corp., 4.63%, 02/15/27(c)		183	165,094
Graham Holdings Co., 5.75%, 06/01/26(c)		135	135,257
Rekeep SpA, 7.25%, 02/01/26(e)	EUR	100	88,663
Service Corp. International
5.13%, 06/01/29	USD	107	107,000
3.38%, 08/15/30		341	303,064
4.00%, 05/15/31		454	417,700
Sotheby’s, 7.38%, 10/15/27(c)		1,297	1,248,023

			10,263,523

Diversified Financial Services — 1.7%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(c)		514	431,760
ASG Finance Designated Activity Co., 7.88%, 12/03/24(c)		262	245,625
Barclays PLC, 5.20%, 05/12/26		200	201,424
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(b)(c)(k)		1,750	1,409,302
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(c)		56	47,014
Central Garden & Pet Co.
4.13%, 10/15/30		244	211,529
4.13%, 04/30/31(c)		224	192,851
Citigroup, Inc.(b)(k)
(5 year CMT + 3.42%), 3.88%(g)		2,000	1,828,100
Series W, (5 year CMT + 3.60%), 4.00%		200	185,926
Series Y, (5 year CMT + 3.00%), 4.15%		630	554,765
Deutsche Bank AG, (5 year EURIBOR ICE Swap Rate + 3.30%), 4.00%, 06/24/32(b)(e)	EUR	100	97,793
Easy Tactic Ltd., 6.50%, 07/11/27	USD	210	41,287
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(e)	GBP	100	105,583
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(c)(h)	USD	275	210,983
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(b)(g)(k)		900	860,400
HSBC Holdings PLC
4.38%, 11/23/26(g)		370	369,771
(5 year CMT + 3.25%), 4.70%(b)(g)(k)		465	371,282
(5 year CMT + 3.65%), 4.60%(b)(k)		200	166,960
Intrum AB, 3.00%, 09/15/27(e)	EUR	100	82,019
ION Trading Technologies Sarl, 5.75%, 05/15/28(c)	USD	246	202,182

Security		Par (000)	Value

Diversified Financial Services (continued)
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(c)	USD	415	$347,848
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(c)
4.25%, 02/01/27		220	196,123
4.75%, 06/15/29		85	72,551
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(b)(g)(k)		515	506,052
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(c)		501	322,143
Shriram Transport Finance Co. Ltd., 5.95%, 10/24/22(e)		320	317,600
Spectrum Brands, Inc.(c)
5.00%, 10/01/29		106	95,135
5.50%, 07/15/30		198	178,372
UBS Group AG, (5 year CMT + 3.31%), 4.38%(b)(c)(k)		210	168,788

			10,021,168

Diversified Telecommunication Services — 3.4%
AT&T, Inc.(g)
4.65%, 06/01/44		111	104,361
4.75%, 05/15/46		2,545	2,473,622
Consolidated Communications, Inc., 6.50%, 10/01/28(c)(g)		861	740,460
Level 3 Financing, Inc.
5.38%, 05/01/25		146	146,197
3.40%, 03/01/27(c)		113	101,979
4.63%, 09/15/27(c)		127	116,083
4.25%, 07/01/28(c)(g)		785	684,874
3.63%, 01/15/29(c)		198	165,480
3.75%, 07/15/29(c)		487	402,992
Lumen Technologies, Inc.
5.13%, 12/15/26(c)(g)		826	752,395
4.00%, 02/15/27(c)		641	589,733
4.50%, 01/15/29(c)(g)		731	579,317
5.38%, 06/15/29(c)		582	485,970
Series U, 7.65%, 03/15/42		149	116,220
Series W, 6.75%, 12/01/23(g)		620	630,030
Series Y, 7.50%, 04/01/24(g)		368	377,458
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(h)		383	181,925
SoftBank Group Corp.(e)
4.50%, 04/20/25	EUR	100	94,022
3.13%, 09/19/25		100	88,663
2.88%, 01/06/27		100	84,319
Sprint Capital Corp.(g)
6.88%, 11/15/28	USD	1,778	1,995,805
8.75%, 03/15/32		1,025	1,327,375
Switch Ltd.(c)
3.75%, 09/15/28		399	399,128
4.13%, 06/15/29		788	797,401
Telecom Italia Capital SA
6.38%, 11/15/33		191	159,275
6.00%, 09/30/34(g)		569	448,274
7.20%, 07/18/36		137	113,625
7.72%, 06/04/38		71	58,930
Telecom Italia SpA
4.00%, 04/11/24(e)	EUR	100	101,694
5.30%, 05/30/24(c)(g)	USD	202	196,395

6

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telecom Italia SpA (continued)
2.75%, 04/15/25(e)	EUR	100	$96,855
1.63%, 01/18/29(e)		200	150,671
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(c)	USD	194	138,531
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(c)		339	298,360
Verizon Communications, Inc., 3.70%, 03/22/61(g)		1,250	1,024,605
Zayo Group Holdings, Inc.(c)(g)
4.00%, 03/01/27		1,586	1,388,162
6.13%, 03/01/28		2,561	1,984,775

			19,595,961

Education — 0.0%
Grand Canyon University, 5.13%, 10/01/28		249	234,060

Electric Utilities — 1.1%
Comision Federal de Electricidad, 4.88%, 01/15/24		323	322,192
Duke Energy Corp., 4.80%, 12/15/45(g)		1,500	1,459,612
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(c)		309	244,264
FirstEnergy Corp.
2.65%, 03/01/30		345	303,600
Series B, 2.25%, 09/01/30		27	22,883
Series C, 3.40%, 03/01/50		932	695,598
FirstEnergy Transmission LLC(c)
5.45%, 07/15/44		573	579,761
4.55%, 04/01/49		206	187,543
General Motors Co., 3.63%, 05/25/27(c)(g)		1,250	1,188,559
NextEra Energy Operating Partners LP(c)
4.25%, 07/15/24		205	203,108
4.25%, 09/15/24		11	10,753
NPC Ukrenergo, 6.88%, 11/09/26(c)		205	36,900
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37(g)		750	856,540

			6,111,313

Electrical Equipment(c) — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		572	559,222
GrafTech Finance, Inc., 4.63%, 12/15/28		176	152,842

			712,064

Electronic Equipment, Instruments & Components — 0.7%
BWX Technologies, Inc.(c)
4.13%, 06/30/28		22	20,845
4.13%, 04/15/29		265	248,862
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28		72	63,289
3.25%, 02/15/29		93	79,978
Corning, Inc., 4.38%, 11/15/57(g)		1,915	1,683,275
Energizer Holdings, Inc.(c)
6.50%, 12/31/27		150	138,937
4.38%, 03/31/29		24	19,820
Imola Merger Corp., 4.75%, 05/15/29(c)(g)		839	784,465
Vertiv Group Corp., 4.13%, 11/15/28(c)		872	771,720
Xerox Corp., 4.80%, 03/01/35		65	49,737

			3,860,928

Energy Equipment & Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp.(c)
6.88%, 04/01/27		202	188,526

Security		Par (000)	Value

Energy Equipment & Services (continued)
Archrock Partners LP/Archrock Partners Finance Corp.(c) (continued)
6.25%, 04/01/28(g)	USD	1,057	$956,490
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		212	198,703
6.88%, 09/01/27		657	600,682
Vallourec SA, 8.50%, 06/30/26(e)	EUR	32	31,290
Weatherford International Ltd.(c)
6.50%, 09/15/28	USD	17	16,175
8.63%, 04/30/30		266	240,544

			2,232,410

Environmental, Maintenance & Security Service — 0.7%
Clean Harbors, Inc.(c)(g)
4.88%, 07/15/27		297	294,876
5.13%, 07/15/29		205	198,882
Covanta Holding Corp.
4.88%, 12/01/29(c)		242	215,557
5.00%, 09/01/30		137	119,622
GFL Environmental, Inc.(c)
3.75%, 08/01/25		176	170,828
5.13%, 12/15/26		496	499,229
4.00%, 08/01/28		567	511,536
3.50%, 09/01/28		259	234,395
4.75%, 06/15/29		483	444,326
4.38%, 08/15/29		403	359,677
Stericycle, Inc., 3.88%, 01/15/29(c)		210	192,009
Tervita Corp., 11.00%, 12/01/25(c)		147	159,863
Waste Pro USA, Inc., 5.50%, 02/15/26(c)		939	868,575

			4,269,375

Equity Real Estate Investment Trusts (REITs) — 0.9%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27(c)		227	198,194
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(c)		208	183,781
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(c)		183	160,446
Iron Mountain, Inc.(c)
5.25%, 07/15/30		183	171,202
5.63%, 07/15/32(g)		566	530,936
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24(e)		232	188,500
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		68	65,450
4.63%, 08/01/29(g)		506	474,375
3.50%, 03/15/31(g)		1,787	1,538,509
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27(g)		1,032	995,880
4.50%, 02/15/29(c)		227	206,998
RLJ Lodging Trust LP(c)
3.75%, 07/01/26		173	162,283
4.00%, 09/15/29		124	109,895
Trust Fibra Uno, 5.25%, 01/30/26(c)		235	219,989
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(c)		64	58,431

			5,264,869

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing — 1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(c)
3.25%, 03/15/26	USD	756	$702,551
7.50%, 03/15/26(g)		127	131,150
4.63%, 01/15/27(g)		972	918,240
5.88%, 02/15/28		377	365,690
4.88%, 02/15/30		182	166,530
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(e)	GBP	100	98,946
BRF GmbH, 4.35%, 09/29/26(e)	USD	200	182,315
Casino, Guichard-Perrachon S.A., 5.25%, 04/15/27(e)	EUR	100	66,178
Darling Ingredients, Inc., 6.00%, 06/15/30(c)	USD	417	431,274
Kraft Heinz Foods Co.
6.50%, 02/09/40		205	226,140
4.88%, 10/01/49(g)		513	479,750
5.50%, 06/01/50(g)		913	930,183
Lamb Weston Holdings, Inc.(c)
4.88%, 05/15/28		373	363,395
4.13%, 01/31/30		368	342,963
4.38%, 01/31/32		1,153	1,081,738
Market Bidco Finco PLC, 5.50%, 11/04/27(e)	GBP	100	101,686
Ocado Group PLC, 3.88%, 10/08/26(e)		100	97,812
Performance Food Group, Inc., 4.25%, 08/01/29(c)	USD	502	446,077
Post Holdings, Inc.(c)
5.75%, 03/01/27		42	41,895
5.63%, 01/15/28		86	84,710
5.50%, 12/15/29		190	179,599
4.63%, 04/15/30		464	416,097
4.50%, 09/15/31		14	12,425
Premier Foods Finance PLC, 3.50%, 10/15/26(e)	GBP	100	110,333
U.S. Foods, Inc.(c)
4.75%, 02/15/29	USD	427	398,577
4.63%, 06/01/30		51	46,729

			8,422,983

Food Products(c) — 0.7%
Aramark Services, Inc.
5.00%, 04/01/25		242	241,343
6.38%, 05/01/25		105	105,193
5.00%, 02/01/28		606	592,062
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 04/15/25(g)		1,075	1,034,688
4.63%, 11/15/28		846	762,677
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(b)(k)		287	281,777
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/31		357	300,532
Pilgrim’s Pride Corp., 3.50%, 03/01/32		224	189,140
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29		364	332,317

			3,839,729

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy
Finance Corp., 5.00%, 06/01/31(c)		117	106,589

Health Care Equipment & Supplies(c) — 0.4%
Avantor Funding, Inc.
4.63%, 07/15/28(g)		1,385	1,333,367

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Avantor Funding, Inc. (continued) 3.88%, 11/01/29	USD	252	$231,971
Embecta Corp., 6.75%, 02/15/30		195	179,107
Garden Spinco Corp., 8.63%, 07/20/30		254	266,708
Hologic, Inc., 3.25%, 02/15/29		59	53,468

			2,064,621

Health Care Providers & Services — 3.3%
180 Medical, Inc., 3.88%, 10/15/29(c)		200	181,823
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(c)		71	68,803
AdaptHealth LLC(c)
6.13%, 08/01/28		97	91,798
5.13%, 03/01/30		34	31,186
AHP Health Partners, Inc., 5.75%, 07/15/29(c)		415	307,922
Cano Health LLC, 6.25%, 10/01/28(c)		159	142,537
Centene Corp.
2.45%, 07/15/28		871	779,545
4.63%, 12/15/29(g)		1,292	1,274,235
3.00%, 10/15/30		859	766,692
2.50%, 03/01/31(g)		1,363	1,169,331
2.63%, 08/01/31		426	363,267
CHS/Community Health Systems, Inc.(c)
8.00%, 03/15/26(g)		581	554,855
5.63%, 03/15/27		475	422,156
6.00%, 01/15/29		585	510,413
6.13%, 04/01/30		384	205,298
Elevance Health, Inc., 2.75%, 10/15/42(i)		73	495,020
Encompass Health Corp.
4.50%, 02/01/28		59	54,587
4.75%, 02/01/30		510	470,404
4.63%, 04/01/31		270	242,395
Legacy LifePoint Health LLC, 4.38%, 02/15/27(c)		124	110,050
LifePoint Health, Inc., 5.38%, 01/15/29(c)(g)		459	354,164
Medline Borrower LP(c)
3.88%, 04/01/29		575	519,656
5.25%, 10/01/29(g)		1,596	1,442,385
ModivCare, Inc., 5.88%, 11/15/25(c)		91	88,776
Molina Healthcare, Inc.(c)
4.38%, 06/15/28		152	146,300
3.88%, 11/15/30		321	296,546
3.88%, 05/15/32		341	313,304
Northwell Healthcare, Inc., 4.26%, 11/01/47(g)		686	619,990
Owens & Minor, Inc., 6.63%, 04/01/30(c)		11	11,002
Prime Healthcare Services, Inc., 7.25%, 11/01/25(c)		368	323,641
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(c)(g)		129	121,260
Surgery Center Holdings, Inc.(c)
6.75%, 07/01/25(g)		782	742,454
10.00%, 04/15/27		778	791,716
Teleflex, Inc.
4.63%, 11/15/27		100	98,347
4.25%, 06/01/28(c)		325	306,353
Tenet Healthcare Corp.
4.63%, 07/15/24(g)		104	103,920
4.63%, 09/01/24(c)		433	428,274
4.88%, 01/01/26(c)(g)		1,629	1,604,402
6.25%, 02/01/27(c)		231	233,696
5.13%, 11/01/27(c)(g)		910	896,350

8

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
6.13%, 10/01/28(c)	USD	235	$229,125
4.25%, 06/01/29(c)		61	56,730
6.13%, 06/15/30(c)		452	456,574
UnitedHealth Group, Inc., 4.38%, 03/15/42(g)		750	746,585

			19,173,867

Health Care Technology — 0.9%
CAB SELAS, 3.38%, 02/01/28(e)	EUR	100	88,899
Catalent Pharma Solutions, Inc.(c)
5.00%, 07/15/27	USD	341	341,269
3.13%, 02/15/29		201	178,136
3.50%, 04/01/30		584	522,426
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(c)(g)		750	776,233
Charles River Laboratories International, Inc.(c)
3.75%, 03/15/29		44	40,602
4.00%, 03/15/31		125	114,365
Chrome Bidco SASU, 3.50%, 05/31/28(e)	EUR	100	90,647
IQVIA, Inc.(c)
5.00%, 10/15/26	USD	548	545,775
5.00%, 05/15/27(g)		517	517,835
Minerva Merger Sub, Inc., 6.50%, 02/15/30(c)		999	904,095
Syneos Health, Inc., 3.63%, 01/15/29(c)(g)		1,306	1,168,896

			5,289,178

Hotels, Restaurants & Leisure — 2.9%
1011778 BC ULC/New Red Finance, Inc.(c)
3.88%, 01/15/28(g)		754	697,307
4.38%, 01/15/28		157	145,509
4.00%, 10/15/30		207	180,090
Affinity Gaming, 6.88%, 12/15/27(c)		5	4,333
Boyd Gaming Corp., 4.75%, 06/15/31(c)		495	455,514
Boyne USA, Inc., 4.75%, 05/15/29(c)		378	353,902
Caesars Entertainment, Inc.(c)
6.25%, 07/01/25(g)		1,916	1,911,210
8.13%, 07/01/27(g)		2,072	2,072,000
4.63%, 10/15/29		803	680,783
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(c)		20	20,003
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(c)		1,246	1,218,040
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(c)(g)		559	562,843
Champion Path Holdings Ltd., 4.50%, 01/27/26(e)		250	160,000
Churchill Downs, Inc.(c)
5.50%, 04/01/27		658	655,302
4.75%, 01/15/28		434	411,439
Cirsa Finance International Sarl, 4.75%, 05/22/25(e)	EUR	100	92,782
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(c)
4.63%, 01/15/29	USD	56	52,220
6.75%, 01/15/30		82	67,035
Food Service Project SA, 5.50%, 01/21/27(e)	EUR	100	87,237
Fortune Star BVI Ltd., 6.75%, 07/02/23(e)	USD	200	159,000
Gamma Bidco SpA, 6.25%, 07/15/25(e)	EUR	100	98,372
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29(c)	USD	186	168,795
4.88%, 01/15/30(g)		1,055	1,024,669

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc. (continued)
4.00%, 05/01/31(c)	USD	534	$479,340
3.63%, 02/15/32(c)		20	17,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		246	241,695
Melco Resorts Finance Ltd., 5.25%, 04/26/26(e)		250	195,000
Merlin Entertainments Ltd., 5.75%, 06/15/26(c)		200	185,133
MGM China Holdings Ltd., 5.88%, 05/15/26(e)		250	206,219
MGM Resorts International
6.00%, 03/15/23		494	498,256
5.75%, 06/15/25		35	34,583
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(c)		301	274,687
Powdr Corp., 6.00%, 08/01/25(c)		461	474,830
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(c)
5.63%, 09/01/29		148	119,510
5.88%, 09/01/31		148	115,832
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(c)		225	205,222
Scientific Games International, Inc.(c)
7.00%, 05/15/28		190	193,270
7.25%, 11/15/29		213	216,727
Station Casinos LLC, 4.63%, 12/01/31(c)		354	308,964
Stonegate Pub Co. Financing PLC, 8.25%, 07/31/25(e).	GBP	100	115,113
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(c)	USD	204	187,416
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(c)(g)		268	248,570
Wynn Macau Ltd., 5.50%, 01/15/26(e)		200	162,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(c)(g)		808	704,980
Yum! Brands, Inc.
3.88%, 11/01/23		110	109,725
4.75%, 01/15/30(c)		159	154,612
3.63%, 03/15/31		123	111,311
5.38%, 04/01/32		49	48,387
5.35%, 11/01/43		85	72,250

			16,959,267

Household Durables — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.(c)
4.63%, 08/01/29		128	99,218
4.63%, 04/01/30		185	140,464
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(c)
5.00%, 06/15/29		266	204,421
4.88%, 02/15/30		539	417,663
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(c)		27	25,337
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(c)		284	278,604
Mattamy Group Corp., 4.63%, 03/01/30(c)		257	206,823
Meritage Homes Corp., 5.13%, 06/06/27		57	55,710
NCR Corp.(c)
5.75%, 09/01/27		259	253,333
5.00%, 10/01/28		143	136,023
5.13%, 04/15/29		197	189,135
6.13%, 09/01/29		93	90,542
SWF Escrow Issuer Corp., 6.50%, 10/01/29(c)		422	299,620

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
Taylor Morrison Communities, Inc.(c)
5.88%, 06/15/27	USD	287	$293,099
5.13%, 08/01/30		75	68,758
Tempur Sealy International, Inc.(c)
4.00%, 04/15/29		287	247,268
3.88%, 10/15/31		308	249,545

			3,255,563

Independent Power and Renewable Electricity Producers — 1.0%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(e)		200	194,162
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(e)		200	194,500
Calpine Corp.(c)
5.25%, 06/01/26(g)		195	196,714
4.50%, 02/15/28(g)		295	286,150
5.13%, 03/15/28(g)		1,281	1,204,909
4.63%, 02/01/29		145	130,393
5.00%, 02/01/31		58	51,430
3.75%, 03/01/31		7	6,214
Clearway Energy Operating LLC(c)
4.75%, 03/15/28		116	112,230
3.75%, 01/15/32		335	285,350
Continuum Energy Levanter Pte. Ltd., 4.50%, 02/09/27(c)		197	163,718
Greenko Mauritius Ltd., 6.25%, 02/21/23(e)		200	197,787
India Cleantech Energy, 4.70%, 08/10/26(c)		244	203,218
India Green Energy Holdings, 5.38%, 04/29/24(c)		325	310,375
NRG Energy, Inc.
6.63%, 01/15/27(g)		958	972,370
5.25%, 06/15/29(c)(g)		347	325,312
3.63%, 02/15/31(c)		365	305,726
3.88%, 02/15/32(c)		171	146,159
SCC Power PLC(c)(h)
(4% PIK), 4.00%, 05/17/32		351	34,591
(8.00% Cash or 4.00% Cash + 4.00% PIK), 8.00%, 12/31/28		648	272,503
TerraForm Power Operating LLC, 4.75%, 01/15/30(c)		179	166,396

			5,760,207

Insurance — 2.0%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(c)		295	246,012
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(c)(g)
4.25%, 10/15/27		2,228	2,076,655
6.75%, 10/15/27		2,012	1,909,670
5.88%, 11/01/29		1,512	1,317,466
Allstate Corp., Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53(b)(g)		2,000	1,854,080
AmWINS Group, Inc., 4.88%, 06/30/29(c)		366	332,877
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42(g)		250	248,528
GTCR AP Finance, Inc., 8.00%, 05/15/27(c)		351	345,057
HUB International Ltd.(c)
7.00%, 05/01/26(g)		1,392	1,374,558
5.63%, 12/01/29		67	59,361

Security		Par (000)	Value

Insurance (continued)
Ryan Specialty Group LLC, 4.38%, 02/01/30(c)	USD	173	$156,132
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(c)(g)		700	646,173
Voya Financial, Inc., (3 mo. LIBOR US + 3.58%), 5.65%, 05/15/53(b)(g)		1,090	1,040,950

			11,607,519

Interactive Media & Services — 0.4%
Arches Buyer, Inc., 4.25%, 06/01/28(c)		143	122,324
Cablevision Lightpath LLC(c) 3.88%, 09/15/27		418	371,497
5.63%, 09/15/28		401	323,872
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28		269	250,843
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(c) 4.75%, 04/30/27		387	336,123
6.00%, 02/15/28(g)		277	212,704
Twitter, Inc.(c) 3.88%, 12/15/27		377	358,715
5.00%, 03/01/30		233	224,907
United Group BV(e) 4.88%, 07/01/24	EUR	100	97,887
4.00%, 11/15/27		100	82,171

			2,381,043

Internet & Direct Marketing Retail — 0.0%
Very Group Funding PLC, 6.50%, 08/01/26(e)	GBP	100	95,049

Internet Software & Services — 1.4%
Airbnb, Inc., 0.00%, 03/15/26(i)(j)	USD	724	629,880
ANGI Group LLC, 3.88%, 08/15/28(c)		340	277,100
Booking Holdings, Inc., 0.75%, 05/01/25(i)		485	646,766
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(c) 5.25%, 12/01/27		359	350,147
3.50%, 03/01/29		261	232,349
Match Group Holdings II LLC(c) 5.63%, 02/15/29		209	204,820
4.13%, 08/01/30		262	234,364
3.63%, 10/01/31		635	542,442
Uber Technologies, Inc. 0.00%, 12/15/25(i)(j)		2,019	1,676,607
8.00%, 11/01/26(c)(g)		843	858,261
7.50%, 09/15/27(c)(g)		1,157	1,171,463
6.25%, 01/15/28(c)		366	359,972
4.50%, 08/15/29(c)		908	811,552
Zillow Group, Inc., 1.38%, 09/01/26(i)		70	74,375

			8,070,098

IT Services — 1.2%
Ahead DB Holdings LLC, 6.63%, 05/01/28(c)		190	175,387
Booz Allen Hamilton, Inc.(c) 3.88%, 09/01/28		352	333,858
4.00%, 07/01/29		503	479,844
CA Magnum Holdings, 5.38%, 10/31/26(c)		488	429,440
Camelot Finance SA, 4.50%, 11/01/26(c)(g)		524	501,264
Centurion Bidco SpA, 5.88%, 09/30/26(e)	EUR	100	93,827
Condor Merger Sub, Inc., 7.38%, 02/15/30(c)	USD	1,084	951,725
Dun & Bradstreet Corp., 5.00%, 12/15/29(c)		642	598,421

10

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Fair Isaac Corp., 4.00%, 06/15/28(c)	USD	459	$428,108
Gartner, Inc.(c) 4.50%, 07/01/28		96	92,381
3.63%, 06/15/29		171	156,156
3.75%, 10/01/30(g)		485	445,482
KBR, Inc., 4.75%, 09/30/28(c)		268	241,870
La Financiere Atalian SASU, 5.13%, 05/15/25(e)	EUR	100	98,727
Science Applications International Corp., 4.88%, 04/01/28(c)	USD	377	358,636
Twilio, Inc., 3.88%, 03/15/31		735	651,107
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(c)		1,130	1,011,350

			7,047,583

Leisure Products — 0.1%
Mattel, Inc. 3.75%, 04/01/29(c)		131	121,011
6.20%, 10/01/40		291	285,180
5.45%, 11/01/41		326	297,246

			703,437

Machinery — 0.9%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(c)		139	123,223
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(c)(g)(h)		587	571,388
Madison IAQ LLC, 5.88%, 06/30/29(c)		399	311,483
Mueller Water Products, Inc., 4.00%, 06/15/29(c)		177	161,310
OT Merger Corp., 7.88%, 10/15/29(c)		147	102,900
Renk AG/Frankfurt am Main, 5.75%, 07/15/25(e)	EUR	100	95,562
Stevens Holding Co., Inc., 6.13%, 10/01/26(c)	USD	197	193,600
Terex Corp., 5.00%, 05/15/29(c)		421	375,692
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(c)(g)		1,241	1,110,695
TK Elevator Holdco GmbH, 7.63%, 07/15/28(c)		552	499,560
TK Elevator Midco GmbH, 4.38%, 07/15/27(e)	EUR	235	219,904
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(c)(g)	USD	1,748	1,678,080

			5,443,397

Media — 9.0%
Altice Financing SA 3.00%, 01/15/28(e)	EUR	100	86,363
5.00%, 01/15/28(c)	USD	462	406,893
5.75%, 08/15/29(c)(g)		1,368	1,194,223
Altice France Holding SA, 10.50%, 05/15/27(c)(g)		1,864	1,760,362
AMC Entertainment Holdings, Inc., 7.50%, 02/15/29(c)		187	165,942
AMC Networks, Inc. 5.00%, 04/01/24		16	15,940
4.75%, 08/01/25		331	317,760
4.25%, 02/15/29		157	138,109
Block Communications, Inc., 4.88%, 03/01/28(c)		168	147,420
Cable Onda SA, 4.50%, 01/30/30(e)		200	214,875
Cable One, Inc. 1.13%, 03/15/28(i)		1,312	1,128,320
4.00%, 11/15/30(c)		385	342,169
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13%, 05/01/27(c)(g)		711	696,389
5.00%, 02/01/28(c)(g)		74	71,410
5.38%, 06/01/29(c)(g)		658	627,041
4.75%, 03/01/30(c)		368	334,880
4.50%, 08/15/30(c)(g)		1,314	1,168,041
4.25%, 02/01/31(c)(g)		1,017	882,247

Security		Par (000)	Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued) 4.75%, 02/01/32(c)	USD	716	$632,317
4.50%, 05/01/32		648	560,241
4.50%, 06/01/33(c)		332	280,540
4.25%, 01/15/34(c)		1,265	1,044,934
Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.48%, 10/23/45(g)		3,000	3,012,442
Clear Channel International BV, 6.63%, 08/01/25(c)		507	502,183
Clear Channel Outdoor Holdings, Inc.(c) 5.13%, 08/15/27		1,930	1,784,903
7.75%, 04/15/28		1,291	1,038,377
7.50%, 06/01/29(g)		1,015	817,075
CMG Media Corp., 8.88%, 12/15/27(c)(g)		997	797,813
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(c)		2,548	2,492,020
CSC Holdings LLC 5.25%, 06/01/24		633	626,670
6.50%, 02/01/29(c)		368	355,709
5.75%, 01/15/30(c)		855	690,438
4.13%, 12/01/30(c)		508	432,024
3.38%, 02/15/31(c)		200	160,000
4.50%, 11/15/31(c)(g)		783	665,550
Directv Financing LLC/Directv Financing Co. -Obligor, Inc., 5.88%, 08/15/27(c)		589	548,707
Discovery Communications LLC, 4.95%, 05/15/42(g)		400	346,262
DISH DBS Corp. 5.00%, 03/15/23		49	48,081
7.75%, 07/01/26(g)		1,070	887,565
5.25%, 12/01/26(c)(g)		1,465	1,267,225
5.75%, 12/01/28(c)		1,143	927,259
Frontier Communications Holdings LLC(c) 5.88%, 10/15/27(g)		387	381,249
5.00%, 05/01/28		939	882,416
6.75%, 05/01/29		544	484,160
6.00%, 01/15/30		340	285,624
8.75%, 05/15/30		658	698,724
GCI LLC, 4.75%, 10/15/28(c)		255	232,407
iHeartCommunications, Inc. 6.38%, 05/01/26		192	186,654
5.25%, 08/15/27(c)		213	194,725
4.75%, 01/15/28(c)		96	86,244
Iliad Holding SASU(c) 6.50%, 10/15/26		622	597,027
7.00%, 10/15/28		608	583,592
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(e)	EUR	100	88,224
Lamar Media Corp. 3.75%, 02/15/28	USD	50	47,000
4.00%, 02/15/30		163	150,066
LCPR Senior Secured Financing DAC(c) 6.75%, 10/15/27		180	174,741
5.13%, 07/15/29(g)		921	808,055
Liberty Broadband Corp.(c)(i) 1.25%, 09/30/50		528	491,040
2.75%, 09/30/50		1,018	971,880
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(c)(h)		304	161,322
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(c)		962	783,101

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(c)	USD	200	$174,412
Live Nation Entertainment, Inc.(c)
4.88%, 11/01/24		40	39,854
6.50%, 05/15/27(g)		1,647	1,690,234
4.75%, 10/15/27		605	576,262
3.75%, 01/15/28		253	231,435
Lorca Telecom Bondco SA, 4.00%, 09/18/27(e)	EUR	100	93,280
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(c)	USD	209	197,505
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(b)(e)(k)		250	239,950
Outfront Media Capital LLC/Outfront Media Capital Corp.(c)
5.00%, 08/15/27		501	473,280
4.25%, 01/15/29		183	156,407
4.63%, 03/15/30		19	16,052
Paramount Global, 5.85%, 09/01/43(g)		645	623,788
Pinewood Finance Co. Ltd., 3.25%, 09/30/25(e)	GBP	100	110,211
Radiate Holdco LLC/Radiate Finance, Inc.(c)(g)
4.50%, 09/15/26	USD	932	861,541
6.50%, 09/15/28		2,274	1,804,351
Sable International Finance Ltd.
5.75%, 09/07/27(e)		279	246,217
5.75%, 09/07/27(c)		200	176,500
Scripps Escrow II, Inc., 3.88%, 01/15/29(c)		114	102,273
Sinclair Television Group, Inc., 4.13%, 12/01/30(c)		643	546,634
Sirius XM Radio, Inc.(c)
3.13%, 09/01/26		627	590,991
5.00%, 08/01/27		292	289,597
4.00%, 07/15/28		445	413,405
5.50%, 07/01/29		349	342,892
4.13%, 07/01/30(g)		139	125,496
3.88%, 09/01/31		571	496,770
Stagwell Global LLC, 5.63%, 08/15/29(c)		129	108,035
Summer BC Holdco B SARL, 5.75%, 10/31/26(e)	EUR	100	94,766
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(c)	USD	400	360,700
Univision Communications, Inc.(c)
5.13%, 02/15/25		110	106,975
6.63%, 06/01/27		132	132,330
7.38%, 06/30/30		166	168,093
UPC Broadband Finco BV, 4.88%, 07/15/31(c)(g)		574	507,508
Videotron Ltd., 3.63%, 06/15/29(c)		336	293,167
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(c)(g)		399	359,100
VTR Comunicaciones SpA, 4.38%, 04/15/29(c)		290	179,800
VZ Secured Financing BV, 3.50%, 01/15/32(e)	EUR	100	83,901
Ziggo Bond Co. BV(c)(g)
6.00%, 01/15/27	USD	638	614,298
5.13%, 02/28/30		295	251,487
Ziggo BV, 4.88%, 01/15/30(c)		217	200,324

			51,984,791

Metals & Mining — 2.4%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(e)		250	251,875
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		400	338,923
Arconic Corp.(c)
6.00%, 05/15/25		361	363,629
6.13%, 02/15/28		488	487,722
ATI, Inc.
4.88%, 10/01/29		129	110,379

Security		Par (000)	Value

Metals & Mining (continued)
ATI, Inc. (continued) 5.13%, 10/01/31	USD	350	$287,240
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42(g)		250	241,354
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(c)(g)		1,363	1,395,964
Carpenter Technology Corp.
6.38%, 07/15/28		57	52,975
7.63%, 03/15/30		391	356,009
Commercial Metals Co.
4.13%, 01/15/30		90	78,921
4.38%, 03/15/32		96	82,285
Constellium SE(c)
5.88%, 02/15/26(g)		1,193	1,157,920
5.63%, 06/15/28		250	225,374
3.75%, 04/15/29(g)		1,645	1,402,362
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(c)		519	493,309
JSW Steel Ltd., 5.95%, 04/18/24(e)		200	196,750
Kaiser Aluminum Corp.(c)
4.63%, 03/01/28		281	240,089
4.50%, 06/01/31		770	620,466
Metinvest BV(e)
8.50%, 04/23/26		302	116,308
7.65%, 10/01/27		200	78,163
Mineral Resources Ltd.(c)
8.00%, 11/01/27		162	164,596
8.50%, 05/01/30		165	167,063
New Gold, Inc., 7.50%, 07/15/27(c)(g)		900	706,500
Nexa Resources SA, 5.38%, 05/04/27(c)(g)		200	189,662
Novelis Corp.(c)
3.25%, 11/15/26		835	777,018
4.75%, 01/30/30		1,059	979,612
3.88%, 08/15/31		995	850,725
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(e)	EUR	200	171,255
Rio Tinto Finance USA PLC, 4.75%, 03/22/42(g)	USD	400	414,546
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(c)		155	140,515
thyssenkrupp AG, 2.88%, 02/22/24(e)	EUR	100	100,059
U.S. Steel Corp., 6.88%, 03/01/29(g)	USD	438	420,664
Vedanta Resources Finance II PLC
13.88%, 01/21/24(e)		200	171,912
8.95%, 03/11/25(c)		320	235,200

			14,067,344

Multiline Retail — 0.1%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(c)		506	495,172

Offshore Drilling & Other Services(c) — 0.4%
Entegris Escrow Corp., 4.75%, 04/15/29(g)		1,842	1,773,514
Entegris, Inc.
4.38%, 04/15/28		223	210,271
3.63%, 05/01/29		142	125,994

			2,109,779

Oil, Gas & Consumable Fuels — 12.3%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(c)(g)		1,057	1,092,462
Antero Midstream Partners LP/Antero Midstream Finance Corp.(c)
5.75%, 03/01/27		382	380,195
5.75%, 01/15/28		75	73,643
5.38%, 06/15/29		263	256,923
Antero Resources Corp., 7.63%, 02/01/29(c)		269	283,459

12

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Apache Corp.
4.25%, 01/15/30	USD	315	$303,488
5.10%, 09/01/40(g)		757	673,253
5.25%, 02/01/42		114	99,179
4.75%, 04/15/43(g)		800	655,164
5.35%, 07/01/49		83	69,280
Arcosa, Inc., 4.38%, 04/15/29(c)		477	423,230
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(c)
9.00%, 11/01/27(g)		1,132	1,371,189
5.88%, 06/30/29		131	115,078
Buckeye Partners LP
4.13%, 03/01/25(c)		345	332,925
5.85%, 11/15/43		182	132,860
5.60%, 10/15/44		117	85,995
Callon Petroleum Co.
6.38%, 07/01/26		152	145,718
8.00%, 08/01/28(c)(g)		739	748,237
7.50%, 06/15/30(c)		703	674,240
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(e)(i)	EUR	200	162,055
Centennial Resource Production LLC
6.88%, 04/01/27(c)	USD	59	56,240
3.25%, 04/01/28(i)		610	794,525
Cheniere Energy Partners LP
4.50%, 10/01/29(g)		1,139	1,103,503
4.00%, 03/01/31		520	483,179
3.25%, 01/31/32		668	582,830
Cheniere Energy, Inc., 4.63%, 10/15/28		2,416	2,352,338
Chesapeake Energy Corp.(c)
5.88%, 02/01/29		53	53,272
6.75%, 04/15/29(g)		662	685,733
Citgo Holding, Inc., 9.25%, 08/01/24(c)		344	342,280
Civitas Resources, Inc., 5.00%, 10/15/26(c)		113	106,141
CNX Midstream Partners LP, 4.75%, 04/15/30(c)		124	106,890
CNX Resources Corp.
2.25%, 05/01/26(i)		637	963,462
6.00%, 01/15/29(c)		139	135,178
Colgate Energy Partners III LLC(c)
7.75%, 02/15/26		584	572,954
5.88%, 07/01/29(g)		452	413,729
Comstock Resources, Inc.(c)
6.75%, 03/01/29(g)		662	655,380
5.88%, 01/15/30		1,179	1,107,694
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(c)		1,969	1,866,041
Crescent Energy Finance LLC, 7.25%, 05/01/26(c)(g)		902	834,350
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(c)
5.63%, 05/01/27		67	64,320
6.00%, 02/01/29		59	53,750
8.00%, 04/01/29		116	114,675
CrownRock LP/CrownRock Finance, Inc.(c)
5.63%, 10/15/25(g)		1,403	1,400,924
5.00%, 05/01/29		56	52,016
DCP Midstream Operating LP
5.13%, 05/15/29		33	32,312
6.45%, 11/03/36(c)(g)		182	181,545
6.75%, 09/15/37(c)(g)		323	319,770
5.60%, 04/01/44		7	6,058

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
DT Midstream, Inc.(c)
4.13%, 06/15/29	USD	521	$482,321
4.38%, 06/15/31		657	589,657
Dycom Industries, Inc., 4.50%, 04/15/29(c)		130	119,250
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(c)		373	356,331
Ecopetrol SA, 4.63%, 11/02/31		370	302,475
eG Global Finance PLC
6.75%, 02/07/25(c)		452	432,519
6.25%, 10/30/25(e)	EUR	142	134,566
8.50%, 10/30/25(c)	USD	299	292,799
Enbridge, Inc.(b)
(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78		1,865	1,769,572
Series 20-A, (5 year CMT + 5.31%), 5.75%, 07/15/80		690	649,911
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(c)		567	567,873
Energy Transfer LP
6.13%, 12/15/45(g)		500	494,921
5.30%, 04/15/47(g)		350	314,557
Series H, (5 year CMT + 5.69%), 6.50%(b)(k)		894	811,305
EnLink Midstream LLC
5.63%, 01/15/28(c)		450	436,797
5.38%, 06/01/29		526	499,479
EnLink Midstream Partners LP
4.40%, 04/01/24		281	281,478
5.05%, 04/01/45		49	36,125
Enterprise Products Operating LLC, (3 mo. LIBOR US + 2.57%), 5.38%, 02/15/78(b)		420	336,569
EQM Midstream Partners LP
4.13%, 12/01/26		131	120,761
4.50%, 01/15/29(c)		34	30,430
7.50%, 06/01/30(c)		108	111,146
4.75%, 01/15/31(c)(g)		1,055	953,087
EQT Corp., 1.75%, 05/01/26(i)		248	743,256
General Motors Co.
4.15%, 06/01/25		68	66,858
4.85%, 07/15/26		160	158,315
5.60%, 04/01/44		274	213,115
5.45%, 06/01/47		78	59,443
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25(g)		53	51,351
7.75%, 02/01/28		144	138,931
Gulfport Energy Corp., 8.00%, 05/17/26(c)		47	47,227
Harvest Midstream I LP, 7.50%, 09/01/28(c)		78	74,515
Hess Corp., 4.30%, 04/01/27(g)		750	744,616
Hess Midstream Operations LP, 4.25%, 02/15/30(c)		305	271,700
Hilcorp Energy I LP/Hilcorp Finance Co.(c)
6.25%, 11/01/28		188	182,068
5.75%, 02/01/29		33	30,113
6.00%, 04/15/30		35	31,763
Hilong Holding Ltd., 9.75%, 11/18/24(e)		207	99,399
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(e)		200	184,000
HTA Group Ltd., 7.00%, 12/18/25(c)		431	382,728
IHS Holding Ltd., 6.25%, 11/29/28(c)		200	163,000
Impulsora Pipeline LLC, 6.05%, 01/01/43		1,546	1,406,692
ITT Holdings LLC, 6.50%, 08/01/29(c)		437	375,538
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24(g)		2,500	2,517,641
Kinetik Holdings LP, 5.88%, 06/15/30(c)		709	720,195
Leviathan Bond Ltd., 5.75%, 06/30/23(c)(e)		169	169,540

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(c)	USD	95		$90,531
Matador Resources Co., 5.88%, 09/15/26(g)		1,251		1,272,892
MC Brazil Downstream Trading Sarl, 7.25%, 06/30/31(c)		320		256,000
Medco Bell Pte. Ltd., 6.38%, 01/30/27(e)		250		222,188
MPLX LP, 4.25%, 12/01/27		235		233,033
Murphy Oil Corp.
5.75%, 08/15/25		2		2,005
5.88%, 12/01/27		25		24,719
6.13%, 12/01/42		35		27,475
Murphy Oil USA, Inc., 4.75%, 09/15/29		171		165,420
Nabors Industries Ltd.(c)
7.25%, 01/15/26		109		98,918
7.50%, 01/15/28		179		155,712
Nabors Industries, Inc., 7.38%, 05/15/27(c)		423		418,770
Neptune Energy Bondco PLC, 6.63%, 05/15/25(c)		200		193,280
New Fortress Energy, Inc.(c)(g)
6.75%, 09/15/25		1,201		1,172,476
6.50%, 09/30/26		1,134		1,073,955
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(c)(g)		470		429,378
NGPL PipeCo LLC, 7.77%, 12/15/37(c)(g)		270		301,677
Northern Oil & Gas, Inc., 8.13%, 03/01/28(c)(g)		1,054		1,019,745
NuStar Logistics LP
6.00%, 06/01/26		234		230,024
6.38%, 10/01/30		30		27,657
Occidental Petroleum Corp.
6.95%, 07/01/24		81		85,001
8.00%, 07/15/25		46		50,617
5.88%, 09/01/25		150		152,813
5.50%, 12/01/25		195		199,421
8.88%, 07/15/30		197		235,908
6.63%, 09/01/30		1,082		1,200,365
6.13%, 01/01/31		100		107,168
7.50%, 05/01/31		182		211,034
6.45%, 09/15/36		417		463,758
6.20%, 03/15/40		860		880,767
6.60%, 03/15/46		49		54,145
Odebrecht Offshore Drilling Finance Ltd., (7.72% PIK), 7.72%, 12/01/26(c)(h)		—	(d)	140
Oil & Gas Holding Co., 7.63%, 11/07/24(e)		200		201,850
OQ SAOC, 5.13%, 05/06/28(c)		300		284,775
PDC Energy, Inc.
6.13%, 09/15/24		89		88,560
5.75%, 05/15/26		292		285,430
Pertamina Persero PT, 3.65%, 07/30/29(e)		646		604,737
Petroleos Mexicanos
6.50%, 03/13/27(g)		538		486,029
8.75%, 06/02/29(c)		529		496,519
5.95%, 01/28/31		525		405,563
6.70%, 02/16/32		285		227,216
6.38%, 01/23/45		177		117,926
6.75%, 09/21/47		290		196,693
7.69%, 01/23/50		66		47,850
Pioneer Natural Resources Co., 0.25%, 05/15/25(i)		361		828,856
Puma International Financing SA, 5.13%, 10/06/24(c)		483		435,907

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.
5.00%, 03/15/23	USD	145	$145,560
4.88%, 05/15/25		18	17,962
Rockcliff Energy II LLC, 5.50%, 10/15/29(c)		479	462,700
Shell International Finance BV, 4.38%, 05/11/45(g)		450	443,826
SM Energy Co.
5.63%, 06/01/25		72	70,830
6.75%, 09/15/26		161	159,390
6.63%, 01/15/27		44	43,835
6.50%, 07/15/28		230	226,640
Southwestern Energy Co.
5.38%, 02/01/29		296	289,340
4.75%, 02/01/32		206	192,095
Suncor Energy, Inc., 6.50%, 06/15/38(g)		800	897,041
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27		75	74,621
5.88%, 03/15/28		147	140,658
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)
6.00%, 03/01/27		53	49,237
6.00%, 12/31/30		36	32,445
6.00%, 09/01/31		168	151,368
Tap Rock Resources LLC, 7.00%, 10/01/26(c)		982	927,990
Transocean, Inc., 11.50%, 01/30/27(c)		195	184,785
Venture Global Calcasieu Pass LLC(c)
3.88%, 08/15/29		1,058	976,238
4.13%, 08/15/31		1,123	1,035,282
3.88%, 11/01/33		2,459	2,134,756
Vermilion Energy, Inc., 6.88%, 05/01/30(c)		204	196,836
Vivo Energy Investments BV, 5.13%, 09/24/27(c)		349	327,188
Western Midstream Operating LP
5.45%, 04/01/44(g)		934	835,911
5.30%, 03/01/48		43	37,708
5.50%, 08/15/48		103	89,795
5.50%, 02/01/50(g)		978	874,924
Williams Cos, Inc., 4.50%, 11/15/23(g)		1,750	1,763,884

			71,023,343

Personal Products — 0.0%
Coty, Inc., 3.88%, 04/15/26(e)	EUR	100	97,837

Pharmaceuticals — 1.4%
AbbVie, Inc.(g)
4.75%, 03/15/45	USD	500	494,495
4.45%, 05/14/46		1,000	955,283
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27(e)	EUR	100	91,732
CVS Health Corp., 5.05%, 03/25/48(g)	USD	1,110	1,127,472
Elanco Animal Health, Inc., 6.40%, 08/28/28		316	323,110
Gruenenthal GmbH, 4.13%, 05/15/28(e)	EUR	100	92,236
Jazz Securities DAC, 4.38%, 01/15/29(c)	USD	706	679,772
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(e)	EUR	100	94,802
Option Care Health, Inc., 4.38%, 10/31/29(c)	USD	314	286,525
Organon & Co./Organon Foreign Debt Co-Issuer BV(c)
4.13%, 04/30/28		1,153	1,090,161
5.13%, 04/30/31		1,216	1,138,480
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(c)		339	227,130
PRA Health Sciences, Inc., 2.88%, 07/15/26(c)		563	533,212
Prestige Brands, Inc., 3.75%, 04/01/31(c)		190	163,400
Rossini Sarl, 6.75%, 10/30/25(e)	EUR	166	170,424

14

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 01/31/25	EUR	100	$104,683
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/25	USD	200	203,413
Utah Acquisition Sub, Inc., 3.95%, 06/15/26(g)		650	615,195

			8,391,525

Real Estate — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.50%, 01/15/28(c)		128	119,337

Real Estate Management & Development — 0.6%
Adler Group SA, 2.75%, 11/13/26(e)	EUR	200	109,359
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(c)	USD	325	292,967
China Aoyuan Group Ltd.(e)(f)(l)
6.35%, 02/08/24		435	23,925
5.98%, 08/18/25		200	13,100
CIFI Holdings Group Co. Ltd., 6.00%, 07/16/25(e)		200	74,000
Country Garden Holdings Co. Ltd., 6.50%, 04/08/24(e)		200	83,000
DIC Asset AG, 2.25%, 09/22/26(e)	EUR	100	73,435
Fantasia Holdings Group Co. Ltd.(e)(f)(l)
11.75%, 04/17/22	USD	430	32,250
12.25%, 10/18/22		200	15,000
11.88%, 06/01/23		200	15,000
9.25%, 07/28/23		400	30,000
Fastighets AB Balder, (5 year EUR Swap + 3.19%), 2.87%, 06/02/81(b)(e)	EUR	100	69,499
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(c)	USD	41	34,850
Global Prime Capital Pte. Ltd., 5.50%, 10/18/23(e)		200	196,413
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(c)		120	119,891
Heimstaden Bostad AB, (5 year EUR Swap + 3.15%), 2.63%(b)(e)(k)	EUR	100	71,705
Howard Hughes Corp.(c)
5.38%, 08/01/28	USD	237	221,913
4.13%, 02/01/29		189	162,575
4.38%, 02/01/31		176	149,039
Jingrui Holdings Ltd., 12.00%, 07/25/22(f)(l)		200	38,732
KWG Group Holdings Ltd., 7.40%, 03/05/24(e)		390	48,750
MAF Sukuk Ltd.(e)
4.64%, 05/14/29(g)		325	324,959
3.93%, 02/28/30		262	251,405
Modern Land China Co. Ltd., 9.80%, 04/11/23(a)(e)(f)(l)		200	32,000
Realogy Group LLC/Realogy Co.-Issuer Corp.(c)
5.75%, 01/15/29		375	306,240
5.25%, 04/15/30		173	137,985
Redsun Properties Group Ltd., 10.50%, 10/03/22(e)		200	18,000
Ronshine China Holdings Ltd., 7.35%, 12/15/23(e)(f)(l)		23	1,610
Shimao Group Holdings Ltd., 3.45%, 01/11/31(e)(f)(g)(l)		200	15,100
Shui On Development Holding Ltd., 5.75%, 11/12/23(e)		200	171,000
Sinic Holdings Group Co. Ltd., 10.50%, 12/18/22(a)(f)(l)		200	4,000
Starwood Property Trust, Inc., 4.38%, 01/15/27(c)		99	90,744
Theta Capital Pte. Ltd., 8.13%, 01/22/25(e)		200	160,413
Times China Holdings Ltd., 6.75%, 07/08/25(e)		200	22,000
Yuzhou Group Holdings Co. Ltd.(e)(f)(l)
7.70%, 02/20/25		200	14,000
8.30%, 05/27/25		200	14,000

Security		Par (000)	Value

Real Estate Management & Development (continued)
Yuzhou Group Holdings Co. Ltd.(e)(f)(l) (continued)
7.38%, 01/13/26	USD	205	$14,350
Zhenro Properties Group Ltd., 7.88%, 04/14/24(e)(f)(l)		200	12,000

			3,465,209

Road & Rail — 0.5%
Autostrade per l’Italia SpA, 2.00%, 01/15/30(e)	EUR	100	85,630
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42(g)	USD	500	495,921
Danaos Corp., 8.50%, 03/01/28(c)		100	99,955
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(c)(g)		1,920	1,872,240
Seaspan Corp., 5.50%, 08/01/29(c)		444	347,430
Union Pacific Corp., 3.20%, 05/20/41		275	237,010

			3,138,186

Semiconductors & Semiconductor Equipment — 0.6%
ams AG, 6.00%, 07/31/25(e)	EUR	100	95,868
Broadcom, Inc., 3.46%, 09/15/26(g)	USD	688	673,969
Microchip Technology, Inc.(i)
0.13%, 11/15/24		411	425,591
1.63%, 02/15/25		102	294,079
Qualcomm, Inc., 4.65%, 05/20/35(g)		400	427,795
Sensata Technologies BV(c)
5.00%, 10/01/25		368	369,910
4.00%, 04/15/29		216	196,409
Sensata Technologies, Inc.(c)
4.38%, 02/15/30(g)		818	759,248
3.75%, 02/15/31		44	38,231
Synaptics, Inc., 4.00%, 06/15/29(c)		287	250,465

			3,531,565

Software — 1.5%
ACI Worldwide, Inc., 5.75%, 08/15/26(c)(g)		510	499,081
Black Knight InfoServ LLC, 3.63%, 09/01/28(c)		501	463,425
Boxer Parent Co., Inc.
6.50%, 10/02/25(e)	EUR	100	97,912
7.13%, 10/02/25(c)	USD	761	746,195
9.13%, 03/01/26(c)		194	185,277
Cedacri Mergeco SpA, (3 mo. EURIBOR + 4.63%), 4.63%, 05/15/28(b)(e)	EUR	100	95,032
Central Parent, Inc./Central Merger Sub, Inc., 7.25%, 06/15/29(c)	USD	796	809,054
Elastic NV, 4.13%, 07/15/29(c)		481	428,268
Helios Software Holdings, Inc./ION Corporate
Solutions Finance Sarl, 4.63%, 05/01/28(c)		400	318,114
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(c)		294	265,084
MicroStrategy, Inc., 6.13%, 06/15/28(c)(g)		577	500,548
MSCI, Inc.(c)
4.00%, 11/15/29		99	93,280
3.63%, 09/01/30		197	179,861
3.88%, 02/15/31(g)		374	340,381
3.63%, 11/01/31		164	145,997
3.25%, 08/15/33		233	201,855
Open Text Corp.(c)
3.88%, 02/15/28		179	164,673
3.88%, 12/01/29		339	305,149
Open Text Holdings, Inc., 4.13%, 02/15/30(c)		378	349,346
Oracle Corp., 3.60%, 04/01/50		250	182,213
Playtika Holding Corp., 4.25%, 03/15/29(c)		501	449,417
PTC, Inc., 4.00%, 02/15/28(c)		242	229,532

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
SS&C Technologies, Inc., 5.50%, 09/30/27(c)(g)	USD	1,452	$1,430,249
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(c)		432	364,641

			8,844,584

Specialty Retail — 0.4%
Arko Corp., 5.13%, 11/15/29(c)		232	194,899
National Vision Holdings, Inc., 2.50%, 05/15/25(i)		311	360,190
PetSmart, Inc./PetSmart Finance Corp.(c)
4.75%, 02/15/28		436	413,755
7.75%, 02/15/29(g)		895	861,635
Staples, Inc., 7.50%, 04/15/26(c)(g)		526	465,510
Tendam Brands SAU, (3 mo. EURIBOR + 5.25%), 5.52%, 09/15/24(b)(e)	EUR	100	97,350

			2,393,339

Technology Hardware, Storage & Peripherals — 0.2%
II-VI, Inc., 5.00%, 12/15/29(c)	USD	924	880,110

Textiles, Apparel & Luxury Goods(c) — 0.1%
Crocs, Inc.
4.25%, 03/15/29		32	26,246
4.13%, 08/15/31		191	148,069
Kontoor Brands, Inc., 4.13%, 11/15/29		126	106,252
Levi Strauss & Co., 3.50%, 03/01/31		244	220,520
William Carter Co., 5.63%, 03/15/27		28	27,773

			528,860

Thrifts & Mortgage Finance — 0.3%
doValue SpA, 3.38%, 07/31/26(e)	EUR	100	87,431
Home Point Capital, Inc., 5.00%, 02/01/26(c)	USD	247	169,699
Jerrold Finco PLC, 5.25%, 01/15/27(e)	GBP	100	101,991
MGIC Investment Corp., 5.25%, 08/15/28	USD	216	207,900
Nationstar Mortgage Holdings, Inc.(c)
6.00%, 01/15/27		237	219,495
5.13%, 12/15/30		136	113,093
5.75%, 11/15/31		125	104,531
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26(c)		566	499,857

			1,503,997

Tobacco(g) — 0.3%
Altria Group, Inc., 4.50%, 05/02/43		750	574,625
Philip Morris International, Inc., 4.38%, 11/15/41		900	768,962
Reynolds American, Inc., 5.85%, 08/15/45		715	629,334

			1,972,921

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28(e)	EUR	100	89,134

Transportation Infrastructure — 0.5%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(c)	USD	320	265,560
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(c)		274	250,881
DP World Salaam, (5 year CMT + 5.75%), 6.00%(b)(e)(k)		456	456,855
FedEx Corp.(g)
3.90%, 02/01/35		500	472,004
4.75%, 11/15/45		500	484,072

Security		Par (000)	Value

Transportation Infrastructure (continued)
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(e)	USD	200	$165,600
Heathrow Finance PLC, 4.63%, 09/01/29(e)(m)	GBP	100	102,600
Mexico City Airport Trust, 5.50%, 07/31/47(e)	USD	308	234,294
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(c)(g)		520	517,984

			2,949,850

Utilities — 1.7%
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(c)		200	191,500
Consensus Cloud Solutions, Inc.(c)
6.00%, 10/15/26		91	83,720
6.50%, 10/15/28		83	73,827
Electricite de France SA, (10 year USD Swap + 3.71%), 5.25%(b)(c)(g)(k)		7,500	7,200,000
Genneia SA, 8.75%, 09/02/27(c)		168	147,616
Inkia Energy Ltd., 5.88%, 11/09/27(e)		251	229,241
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)		250	203,172
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(c)(g)		578	536,199
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(e)		164	155,213
Thames Water Kemble Finance PLC, 4.63%, 05/19/26(e)	GBP	168	180,056
Vistra Operations Co. LLC(c)
5.50%, 09/01/26	USD	18	18,216
5.63%, 02/15/27		254	254,815
5.00%, 07/31/27		18	17,722
4.38%, 05/01/29		306	284,479

			9,575,776

Wireless Telecommunication Services — 1.4%
Altice France SA
5.88%, 02/01/27(e)	EUR	100	96,190
8.13%, 02/01/27(c)	USD	570	562,858
5.50%, 01/15/28(c)		357	314,777
4.13%, 01/15/29(e)	EUR	100	85,597
5.13%, 01/15/29(c)	USD	201	170,265
5.13%, 07/15/29(c)(g)		1,406	1,203,325
5.50%, 10/15/29(c)		410	352,629
General Motors Co., 3.13%, 02/01/29		680	595,000
Kenbourne Invest SA(c)
6.88%, 11/26/24		329	306,032
4.70%, 01/22/28		200	141,500
Millicom International Cellular SA, 5.13%, 01/15/28(e)		283	256,770
SBA Communications Corp., 3.88%, 02/15/27(g)		930	886,141
Sprint Corp., 7.63%, 03/01/26(g)		748	815,409
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(c)(g)		637	490,369
VICI Properties LP/VICI Note Co., Inc.(c)
3.50%, 02/15/25		140	132,306
4.63%, 06/15/25		60	58,236
4.50%, 09/01/26		10	9,544
4.25%, 12/01/26		23	21,617
4.63%, 12/01/29		256	243,850
4.13%, 08/15/30		342	312,236
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(e)	GBP	100	106,538

16

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Vmed O2 U.K. Financing I PLC (continued)
4.50%, 07/15/31(e)	GBP	100	$105,230
4.75%, 07/15/31(c)	USD	762	689,610
VTR Comunicaciones SpA, 5.13%, 01/15/28(c)		178	129,473

			8,085,502

Total Corporate Bonds — 83.4% (Cost: $526,137,234)			483,140,100

Floating Rate Loan Interests(b)

Aerospace & Defense — 0.4%
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, 11/16/28(n)		99	94,855
Peraton Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 9.71%, 02/01/29		676	628,835
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.12%, 02/01/28		1,185	1,150,402
Spirit Aerosystems, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%), 6.12%, 01/15/25		255	249,932

			2,124,024

Air Freight & Logistics — 0.2%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.04%, 04/06/28		143	128,985
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR + 4.25%), 6.62%, 12/17/28		969	884,017

			1,013,002

Airlines — 0.4%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.46%, 04/20/28		748	735,906
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/11/28		394	378,773
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 7.31%, 06/21/27		267	269,280
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.46%, 10/20/27		381	384,524
United Airlines, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.53%, 04/21/28		820	787,455

			2,555,938

Auto Components — 0.0%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 5.62%, 04/30/26		95	91,333

Banks — 0.2%
Directv Financing LLC, Term Loan, (1 mo. LIBOR + 5.00%, 0.75% Floor), 7.37%, 08/02/27		1,247	1,175,025

Beverages — 0.0%
Naked Juice LLC, 2nd Lien Term Loan, (SOFR + 6.00%), 8.15%, 01/24/30(a)		38	34,453

Security		Par (000)	Value

Capital Markets — 0.1%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.50%), 8.81%, 08/02/29	USD	232	$209,061
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 9.12%, 04/07/28		274	266,465

			475,526

Chemicals — 0.3%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.00%, 08/27/26		486	479,252
Atotech BV, 2021 USD Term Loan B, (1 mo. LIBOR + 2.50%), 4.87%, 03/18/28		583	576,550
New Arclin U.S. Holding Corp., 2021 Term Loan , (1 mo. LIBOR + 3.75%), 6.12%, 09/30/28		208	194,008
W.R. Grace Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.75%), 6.06%, 09/22/28		306	293,160

			1,542,970

Commercial Services & Supplies — 0.2%
Propulsion BC Finco Sarl, Term Loan, 02/10/29(a)(n)		203	194,437
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 6.37%, 08/27/25		1,245	1,210,193

			1,404,630

Communications Equipment — 0.1%
ViaSat, Inc., Term Loan, (SOFR CME + 4.50%), 6.94%, 03/04/29		310	287,561

Construction & Engineering — 0.4%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.94%, 06/21/24		2,590	2,359,206

Construction Materials — 0.0%
BCPE Empire Holdings, Inc., 2022 Incremental Term Loan, (SOFR CME + 4.62%), 7.05%, 06/11/26		50	47,974
Smyrna Ready Mix Concrete LLC, (SOFR CME + 4.25%), 6.68%, 04/01/29(a)		85	82,197

			130,171

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.04%, 04/03/24		387	369,843
Clydesdale Acquisition Holdings, Inc., Term Loan B, (SOFR CME + 4.17%), 6.60%, 04/13/29		131	125,596

			495,439

Diversified Consumer Services — 0.1%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.75%), 6.12%, 01/31/27		79	76,751
Ascend Learning LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 8.12%, 12/10/29		157	138,160
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%), 7.01%, 01/15/27(a)		221	213,212
TruGreen Limited Partnership, 2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.50%, 0.75% Floor), 10.75%, 11/02/28(a)		201	188,940

			617,063

Diversified Financial Services — 0.4%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 6.87%, 07/31/26		154	102,537

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%, 0.00% Floor), 5.25%, 02/21/23(a)	USD	56	$1,680
Delta TopCo, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 5.84%, 12/01/27		313	294,345
EP Purchaser LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 5.75%, 11/04/28.		83	80,906
Gainwell Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 6.25%, 10/01/27		779	754,240
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (SOFR CME + 4.00%), 6.20%, 02/16/28		124	121,095
KKR Apple Bidco LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 8.12%, 09/23/29		34	32,527
2021 Term Loan, (1 mo. LIBOR + 2.75%), 5.12%, 09/23/28		144	138,404
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 5.62%, 09/25/26		75	70,469
Veritas U.S., Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.25%, 09/01/25		373	314,543
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 5.37%, 02/28/27		92	89,473
White Cap Buyer LLC, Term Loan B, (SOFR + 3.75%), 6.08%, 10/19/27		429	409,192

			2,409,411

Diversified Telecommunication Services — 0.1%
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.06%, 05/01/28		255	242,289
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, (SOFR + 4.25%), 4.92%, 02/01/29		356	335,532

			577,821

Food Products — 0.0%
Chobani LLC, 2020 Term Loan B, 10/23/27(n)		62	57,269

Gas Utilities — 0.1%
Freeport LNG Investments LLLP, Term Loan B, (3 mo. LIBOR + 3.50%), 6.21%, 12/21/28		324	303,158

Health Care Providers & Services — 0.1%
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.30%, 01/08/27		79	76,622
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.12%, 10/10/25		628	162,342
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.60%, 04/29/25		299	188,039
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.12%, 11/16/25		146	137,404

			564,407

Health Care Technology — 0.3%
Athenahealth, Inc.
2022 Delayed Draw Term loan, 3.50%, 02/15/29		286	26,928
2022 Term Loan B, (SOFR CME + 3.50%), 5.65%, 02/15/29		1,690	1,607,010
Polaris Newco LLC, USD Term Loan B, (1 mo. LIBOR + 4.00%), 6.37%, 06/04/28		222	210,658

			1,844,596

Security		Par (000)	Value

Hotels, Restaurants & Leisure — 0.1%
Fertitta Entertainment LLC, 2022 Term Loan B, (SOFR + 4.00%), 6.33%, 01/27/29	USD	511	$486,291
Great Canadian Gaming Corp., 2021 Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 6.10%, 11/01/26		71	68,692
IRB Holding Corp., 2022 Term Loan B, (SOFR + 3.15%, 0.75% Floor), 4.84%, 12/15/27		262	250,709
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 0.00%, 07/21/26		39	38,466

			844,158

Household Durables — 0.1%
Hunter Douglas Inc., USD Term Loan B1, (SOFR + 3.50%), 4.84%, 02/25/29		277	246,392
Springs Windows Fashions LLC, 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 6.16%, 10/06/28		536	446,604

			692,996

Industrial Conglomerates — 0.1%
AVSC Holding Corp., 2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.58%, 09/01/25		623	465,471
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 8.30%, 11/28/23		99	99,137

			564,608

Insurance — 0.2%
Alliant Holdings Intermediate LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.62%, 05/09/25		247	238,662
Hub International Ltd., 2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 5.98%, 04/25/25		126	122,623
Ryan Specialty Group LLC, Term Loan, (SOFR CME + 3.00%, 0.75% Floor), 5.43%, 09/01/27		234	227,014
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.62%, 12/31/25		175	169,736
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.62%, 09/03/26		199	193,423

			951,458

Interactive Media & Services — 0.0%
Grab Holdings, Inc., Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.88%, 01/29/26		148	133,270

IT Services — 0.2%
Boxer Parent Co., Inc.
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 5.50%), 7.87%, 02/27/26		529	494,615
2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 6.12%, 10/02/25		214	205,568
Camelot Finance SA, Term Loan B, (1 mo. LIBOR + 3.00%), 5.37%, 10/31/26		201	195,640
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%, 0.75% Floor), 6.37%, 12/01/27		213	207,671
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 5.87%, 02/13/27		121	111,553
TierPoint LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.12%, 05/05/26		64	60,735

			1,275,782

18

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (SOFR CME + 6.50%), 8.35%, 05/25/27	USD	132	$125,290

Machinery — 0.4%
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 7.37%, 09/20/26(a)		438	424,651
SPX Flow, Inc., (SOFR CME + 4.50%), 6.93%, 04/05/29		482	455,191
Titan Acquisition Ltd., 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 5.88%, 03/28/25		1,817	1,702,699

			2,582,541

Media — 0.4%
Altice Financing SA, 2017 USD Term Loan B, (3 mo. LIBOR + 2.75%), 5.26%, 07/15/25		44	41,477
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 6.30%, 08/21/26		1,114	1,013,677
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.12%, 09/13/24		169	164,280
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.12%, 09/15/24		250	242,441
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 8.62%, 02/23/29		66	62,425
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 5.37%, 03/09/27		905	834,446

			2,358,746

Oil, Gas & Consumable Fuels — 0.5%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 11.46%, 11/01/25		2,934	3,091,433
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 4.67%, 06/28/24		17	10,323

			3,101,756

Professional Services — 0.1%
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Delayed Draw Term Loan D, (SOFR CME + 4.25%), 6.36%, 06/24/29		89	85,319
Galaxy U.S. Opco, Inc., Term Loan, (SOFR CME + 4.75%), 7.08%, 04/29/29		263	247,549

			332,868

Real Estate Management & Development — 0.1%
Chamberlain Group, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 5.87%, 11/03/28		443	411,476

Software — 1.2%
Barracuda Networks, Inc., 2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 9.56%, 10/30/28(a)		172	172,096
Central Parent, Inc., 2022 USD Term Loan B, (SOFR CME + 4.50%), 6.61%, 07/06/29		129	125,211
Cloudera, Inc.
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%), 8.37%, 10/08/29		416	376,480
2021 Term Loan, (1 mo. LIBOR + 3.75%), 6.12%, 10/08/28		519	490,153
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 5.62%, 05/27/24		706	638,778

Security		Par (000)	Value

Software (continued)
Epicor Software Corp., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.12%, 07/31/28	USD	117	$115,011
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 3.75%), 5.95%, 03/11/28		90	84,484
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 7.05%, 07/27/28		801	759,789
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 0.75% Floor), 10.55%, 07/27/29		530	499,525
McAfee LLC, 2022 USD Term Loan B, (SOFR + 4.00%), 5.70%, 03/01/29		879	837,621
Planview Parent, Inc., 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%, 0.75% Floor), 9.62%, 12/17/28(a)		195	178,425
Proofpoint, Inc., 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%, 0.50% Floor), 7.82%, 08/31/29		472	453,350
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.62%, 05/30/25		18	17,212
Sabre Global, Inc.
2021 Term Loan B1, (1 mo. LIBOR + 3.50%), 5.87%, 12/17/27		84	80,461
2021 Term Loan B2, (1 mo. LIBOR + 3.50%), 5.87%, 12/17/27		135	128,260
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR + 3.25%), 5.50%, 10/07/27		829	797,050
SS&C Technologies, Inc.
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 4.12%, 04/16/25		97	94,552
2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 4.12%, 04/16/25		70	68,793
Tibco Software, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 9.63%, 03/04/28		232	229,796
Ultimate Software Group, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%), 7.54%, 05/03/27		556	531,515
Term Loan B, (1 mo. LIBOR + 3.75%), 6.12%, 05/03/26		209	203,209

			6,881,771

Specialty Retail — 0.0%
Staples, Inc., 7 Year Term Loan, (3 mo. LIBOR + 5.00%), 6.29%, 04/16/26		93	79,808

Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., Term Loan B, (SOFR CME + 3.50%), 4.45%, 02/20/29		712	668,963

Trading Companies & Distributors — 0.1%
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (1 mo. LIBOR + 3.25%), 6.05%, 01/31/28		75	69,211
SRS Distribution, Inc., 2022 Incremental Term Loan, (SOFR CME + 3.50%), 6.18%, 06/04/28		289	274,455

			343,666

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Transportation — 0.1%
Brown Group Holding, LLC, 2022 Term Loan B2, 07/01/29(n)	USD	327	$319,711

Total Floating Rate Loan Interests — 7.2% (Cost: $44,281,176)			41,731,871

Foreign Agency Obligations

Bahrain — 0.1%
Bahrain Government International Bond(e)
7.00%, 01/26/26		301	309,522
5.45%, 09/16/32		200	168,038

			477,560

Chile — 0.1%
Chile Government International Bond
4.34%, 03/07/42		200	184,000
4.00%, 01/31/52		200	172,700

			356,700

Colombia — 0.3%
Colombia Government International Bond
8.13%, 05/21/24		159	166,930
4.50%, 01/28/26(g)		542	519,236
3.88%, 04/25/27(g)		477	436,097
3.13%, 04/15/31		677	534,746

			1,657,009

Dominican Republic — 0.3%
Dominican Republic International Bond
5.95%, 01/25/27(e)		523	513,129
5.50%, 02/22/29(c)		260	240,630
4.50%, 01/30/30(c)		452	388,240
4.88%, 09/23/32(c)		339	283,976
6.40%, 06/05/49(e)		271	221,847

			1,647,822

Egypt — 0.0%
Egypt Government International Bond(c)
5.75%, 05/29/24		200	170,000
7.50%, 02/16/61		200	112,000

			282,000

Guatemala — 0.2%
Guatemala Government Bond
4.50%, 05/03/26(e)		200	196,350
5.38%, 04/24/32(c)		200	197,662
3.70%, 10/07/33(e)		236	196,146
4.65%, 10/07/41(c)		401	326,314

			916,472

Hungary — 0.1%
Hungary Government International Bond, 5.25%, 06/16/29(c)		450	456,621

Indonesia — 0.2%
Indonesia Government International Bond(g)
4.10%, 04/24/28		947	958,127
5.35%, 02/11/49		295	304,989

			1,263,116

Security		Par (000)	Value

Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28(e)	USD	731	$668,865

Mexico — 0.3%
Mexico Government International Bond
3.75%, 01/11/28(g)		805	788,900
2.66%, 05/24/31		832	712,608

			1,501,508

Mongolia — 0.0%
Mongolia Government International Bond, 5.13%, 04/07/26(e)		250	221,277

Morocco — 0.1%
Morocco Government International Bond(c)
2.38%, 12/15/27		379	328,309
3.00%, 12/15/32		500	396,250

			724,559

Nigeria — 0.1%
Nigeria Government International Bond
8.38%, 03/24/29(c)		400	309,500
7.88%, 02/16/32(e)		208	145,600

			455,100

Oman — 0.1%
Oman Government International Bond(e)
6.50%, 03/08/47		309	268,057
6.75%, 01/17/48		309	275,010
7.00%, 01/25/51		224	202,720

			745,787

Panama — 0.2%
Panama Government International Bond
3.88%, 03/17/28		360	349,043
3.16%, 01/23/30(g)		1,015	918,448

			1,267,491

Paraguay — 0.2%
Paraguay Government International Bond
4.70%, 03/27/27(e)		305	309,632
4.95%, 04/28/31(c)		200	197,600
5.60%, 03/13/48(e)		210	179,196
5.40%, 03/30/50(e)		200	175,912

			862,340

Peru — 0.2%
Peruvian Government International Bond
2.78%, 01/23/31(g)		233	205,302
1.86%, 12/01/32(g)		712	565,506
3.00%, 01/15/34		176	150,832

			921,640

Qatar — 0.1%
Qatar Government International Bond
4.00%, 03/14/29(c)		478	497,120
4.40%, 04/16/50(e)		200	204,000

			701,120

Romania — 0.2%
Romanian Government International Bond(c)
5.25%, 11/25/27		416	410,800

20

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Romania (continued)
Romanian Government International Bond(c) (continued)
3.00%, 02/14/31	USD	366	$300,417
3.63%, 03/27/32		516	424,991

			1,136,208

Saudi Arabia — 0.2%
Saudi Government International Bond
4.38%, 04/16/29(c)		200	210,250
4.50%, 04/17/30(e)(g)		362	385,077
2.25%, 02/02/33(e)		524	461,775

			1,057,102

South Africa — 0.1%
South Africa Government International Bond
4.85%, 09/30/29		210	192,452
5.88%, 04/20/32		390	361,237

			553,689

Sri Lanka — 0.0%
Sri Lanka Government International Bond, 6.85%, 03/14/24(e)(f)(l)		400	118,450

Ukraine — 0.0%
Ukraine Government International Bond
8.99%, 02/01/24(e)		224	42,560
7.75%, 09/01/25(e)		226	40,680
7.25%, 03/15/33(c)		371	69,934

			153,174

Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 10/27/27		200	207,850

Total Foreign Agency Obligations — 3.2% (Cost: $20,289,287)			18,353,460

Municipal Bonds

California — 0.0%
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(j)		1,230	222,871

Illinois — 0.2%
State of Illinois, GO, 5.10%, 06/01/33		800	813,209

Total Municipal Bonds — 0.2% (Cost: $1,007,778)			1,036,080

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 11.5%
BRAVO Residential Funding Trust, Series 2021- NQM1, Class A1, 0.94%, 02/25/49(b)(c)		873	814,519
Chase Home Lending Mortgage Trust, Class A12, 6.50%, 04/25/49(b)(c)		473	472,575
CHL Mortgage Pass-Through Trust
Series 2007-J2, Class 2A1, (1 mo. LIBOR US + 0.65%), 2.91%, 07/25/37(b)		2,671	738,775
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,475	686,336
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 2.95%, 11/25/36(b)		893	845,611

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust
5.16%, 04/25/67	USD	2,750	$2,749,976
Series 2020-2, Class M1, 5.25%, 03/25/65(b)(c)		2,550	2,504,540
Series 2020-3, Class M1, 3.36%, 04/27/65(b)(c)		2,850	2,680,682
Series 2022-1, Class A1, 4.55%, 04/25/67(b)(c)		1,524	1,491,771
Countrywide Alternative Loan Trust
Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.45%), 2.71%, 05/25/35(b)		1,419	1,271,722
Series 2006-40T1, Class 2A5, (1 mo. LIBOR US + 0.40%), 2.66%, 12/25/36(b)		2,271	317,586
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		1,459	824,811
Series 2006-J7, Class 2A1, (1 mo. LIBOR US + 1.50%), 3.21%, 11/20/46(b)		3,323	2,428,049
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,858	953,598
Series 2006-OA14, Class 3A1, (12 mo. MTA + 0.85%), 1.49%, 11/25/46(b)		4,573	3,907,397
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.38%), 2.64%, 10/25/46(b)		2,991	2,697,725
Series 2006-OA18, Class A1, (1 mo. LIBOR US + 0.24%), 2.50%, 12/25/46(b)		1,801	1,593,513
Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.42%), 2.68%, 07/25/46(b)		3,510	2,775,237
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.38%), 2.64%, 07/25/46(b)		1,215	1,051,678
Series 2007-12T1, Class A22, 5.75%, 06/25/37		3,456	1,867,353
Series 2007-12T1, Class A5, 6.00%, 06/25/37		1,677	934,504
Series 2007-19, Class 1A1, 6.00%, 08/25/37		549	323,919
Series 2007-22, Class 2A16, 6.50%, 09/25/37		7,097	3,362,218
Series 2007-23CB, Class A1, 6.00%, 09/25/37		4,202	2,636,100
Series 2007-4CB, Class 1A3, (1 mo. LIBOR US + 0.35%), 2.61%, 04/25/37(b)		1,753	1,365,637
Series 2007-OA2, Class 1A1, (12 mo. MTA + 0.84%), 1.48%, 03/25/47(b)		2,114	1,815,060
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.40%), 2.46%, 04/25/46(b)		4,311	3,778,901
CSMC Trust(b)(c)
Series 2011-4R, Class 1A2, (1 mo. LIBOR US + 1.50%), 2.30%, 09/27/37.		1,433	1,252,802
Series 2021-NQM2, Class M1, 2.28%, 02/25/66		1,500	1,228,769
Ellington Financial Mortgage Trust, Series 2020-1, Class M1, 5.24%, 05/25/65(b)(c)		500	490,261
GS Mortgage-Backed Securities Trust, Series 2021- PJ7, Class A2, 2.50%, 01/25/52(b)(c)		2,197	1,952,059
MFA Trust, Series 2021-NQM1, Class M1, 2.31%, 04/25/65(b)(c)		2,000	1,808,508
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 2.74%, 05/26/37(c)		4,576	4,558,345
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(b)		6,817	1,755,293
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, (1 mo. LIBOR US + 0.60%), 2.86%, 08/25/36(b)		6,341	1,154,329
SG Residential Mortgage Trust, 1.00%, 09/25/67		751	750,531
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(b)(c)		1,750	1,637,334

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(b)(c)	USD	1,057	$1,017,765
Verus Securitization Trust, 5.35%, 07/25/67		2,046	2,045,854

			66,541,643

Commercial Mortgage-Backed Securities(b)(c) — 0.3%
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 2.53%, 07/25/37		1,514	1,335,221
Extended Stay America Trust, Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 4.25%, 07/15/38		328	316,836
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-1A, Class B, (1 mo. LIBOR US + 1.00%), 3.26%, 04/25/31		512	501,714

			2,153,771

Total Non-Agency Mortgage-Backed Securities — 11.8% (Cost: $81,717,363)			68,695,414

Preferred Securities

Capital Trusts — 6.6%(b)

Automobiles(k) — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%		395	374,262
Volkswagen International Finance NV, 4.38%(e)	EUR	100	89,810

			464,072

Banks(k) — 2.0%
Banco Mercantil del Norte SA(c)
5.88%	USD	205	170,253
6.75%		292	274,900
Bank of East Asia Ltd., 5.88%(e)		250	236,250
Industrial & Commercial Bank of China Ltd., 3.20%(e)		210	201,810
ING Groep NV, 3.88%		1,750	1,345,214
Kasikornbank PCL, 5.28%(e)		246	232,055
Nordea Bank Abp, 3.75%(c)		560	432,490
Rizal Commercial Banking Corp., 6.50%(e)		200	185,225
TMBThanachart Bank PCL, 4.90%(e)		250	220,984
Wells Fargo & Co., Series S, 5.90%(g)		8,800	8,353,708

			11,652,889

Capital Markets — 0.4%
Bank of New York Mellon Corp., Series I, 3.75%(k)		2,845	2,478,564

Diversified Financial Services(k) — 3.4%
Bank of America Corp.(g)
Series AA, 6.10%		2,865	2,896,881
Series X, 6.25%		5,535	5,574,649
Barclays PLC, 4.38%		585	475,488
Credit Agricole SA, 4.75%(c)		260	220,350
Credit Suisse Group AG, 6.38%(c)		358	302,510
HSBC Holdings PLC, 6.00%(g)		695	666,736
JPMorgan Chase & Co.
Series FF, 5.00%(g)		1,025	952,202
Series HH, 4.60%		320	283,710
NatWest Group PLC, 6.00%(g)		1,185	1,156,122
Societe Generale SA(c)(g)
5.38%		3,000	2,517,341
6.75%		3,000	2,820,143

Security		Par (000)	Value

Diversified Financial Services (continued)
UBS Group AG, 3.88%(c)(g)	USD	1,750	$1,509,278
Woori Bank, 4.25%(e)		250	236,609

			19,612,019

Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV, 2.00%(e)(k)	EUR	100	95,206

Electric Utilities — 0.4%
Edison International, Series B, 5.00%(k)	USD	220	185,589
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(g)		2,500	2,303,391

			2,488,980

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(c)(k)		307	285,492

Insurance — 0.1%
Heungkuk Life Insurance Co. Ltd., 4.48%(e)(k)		200	193,037

Media — 0.0%
SES SA, 2.88%(e)(k)	EUR	100	86,874

Oil, Gas & Consumable Fuels(e)(k) — 0.1%
Abertis Infraestructuras Finance BV, 3.25%		100	91,094
Repsol International Finance BV, 4.25%		100	93,241

			184,335

Real Estate Management & Development(e)(k) — 0.0%
Aroundtown SA, 3.38%		100	87,360
Citycon OYJ, 4.50%		100	72,564

			159,924

Transportation Infrastructure — 0.0%
Poste Italiane SpA, 2.63%(e)(k)		100	72,565

Utilities — 0.0%
Electricite de France SA, 3.00%(e)(k)		200	169,437

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 2.63%, 08/27/80(e)		100	94,161

			38,037,555

		Shares

Preferred Stocks — 2.4%(b)(k)

Capital Markets — 2.4%
Goldman Sachs Group, Inc., Series J		395,017	9,907,026
Morgan Stanley
Series F		100,000	2,631,000
Series K		60,125	1,544,010

			14,082,036

Total Preferred Securities — 9.0% (Cost: $55,602,802)			52,119,591

22

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.0%
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(c)	USD	200	$204,000

Collateralized Mortgage Obligations — 1.0%
Freddie Mac REMICS, Series 4480, Class ZX, 4.00%, 11/15/44		5,051	5,173,236
Government National Mortgage Association, Series 2017-136, Class GB, 3.00%, 03/20/47		710	700,689

			5,873,925

Mortgage-Backed Securities(g) — 28.1%
Fannie Mae Mortgage-Backed Securities 4.00%, 08/11/22.		7,849	8,006,555
4.50%, 08/11/22		7,827	8,219,634
Uniform Mortgage-Backed Securities 2.00%, 08/11/22 - 03/01/51		19,106	17,230,552
3.50%, 08/11/22		4,034	4,074,377
4.00%, 08/11/22 - 09/14/52(o)		113,954	114,779,039
4.50%, 08/11/22 - 09/14/52(o)		9,879	10,190,715

			162,500,872

Total U.S. Government Sponsored Agency Securities — 29.1% (Cost: $170,924,183)			168,578,797

		Shares

Warrants

Entertainment — 0.0%
Aviron Capital LLC (Expires 12/16/31)(a)		10	—

Total Warrants — 0.0% (Cost: $ — )			—

Total Long-Term Investments — 155.8% (Cost: $969,854,616)			902,630,343

Short-Term Securities

Money Market Funds — 3.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.76%(p)(q)		21,796,872	21,796,872

Total Short-Term Securities — 3.8% (Cost: $21,796,872)			21,796,872

Options Purchased — 0.0% (Cost: $5,201)			1,452

Total Investments Before TBA Sale Commitments — 159.6% (Cost: $991,656,689)			924,428,667

Security		Par (000)	Value

TBA Sale Commitments(o)

Mortgage-Backed Securities — (3.1)%
Uniform Mortgage-Backed Securities
4.00%, 04/25/52.	USD	(17,500)	$(17,586,817)
4.50%, 08/11/52		(58)	(59,008)

Total TBA Sale Commitments — (3.1)% (Proceeds: $(17,306,835))			(17,645,825)

Total Investments, Net of TBA Sale Commitments — 156.5% (Cost: $974,349,854)			906,782,842
Liabilities in Excess of Other Assets — (56.5)%			(327,284,350)

Net Assets — 100.0%			$579,498,492

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rounds to less than 1,000.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Non-income producing security.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Convertible security.
(j)	Zero-coupon bond.
(k)	Perpetual security with no stated maturity date.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Represents or includes a TBA transaction.
(p)	Affiliate of the Trust.
(q)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$36,212,415	$—	$(14,415,543	)(a)	$—	$—	$1,796,872	21,796,872	$62,621	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Barclays Capital Inc.	2.75	%(b)	03/03/22	Open		$334,163	$335,655	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.55	(b)	03/04/22	Open		2,839,931	2,850,175	Capital Trusts	Open/Demand
Barclays Bank PLC	2.55	(b)	03/04/22	Open		1,709,137	1,715,302	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.55	(b)	03/04/22	Open		3,195,845	3,206,018	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.55	(b)	03/04/22	Open		1,002,500	1,006,116	Capital Trusts	Open/Demand
Barclays Bank PLC	2.60	(b)	03/04/22	Open		3,710,000	3,724,139	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.75	(b)	03/04/22	Open		1,622,500	1,629,677	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.75	(b)	03/04/22	Open		464,144	466,197	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.75	(b)	03/04/22	Open		6,075,000	6,101,873	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.75	(b)	03/04/22	Open		2,212,500	2,222,287	Capital Trusts	Open/Demand
Barclays Bank PLC	2.75	(b)	03/04/22	Open		7,656,000	7,689,867	Capital Trusts	Open/Demand
Barclays Bank PLC	2.75	(b)	03/04/22	Open		1,660,000	1,667,343	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	03/04/22	Open		754,875	758,214	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	03/04/22	Open		575,825	578,372	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	03/04/22	Open		89,310	89,705	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	03/14/22	Open		711,515	714,583	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	03/16/22	Open		395,388	397,082	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	03/31/22	Open		461,700	463,579	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	03/31/22	Open		889,034	892,652	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	04/11/22	Open		107,030	107,441	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	04/21/22	Open		969,030	972,549	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.70	(b)	04/28/22	Open		177,320	176,782	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	04/28/22	Open		243,000	243,770	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	(b)	05/06/22	Open		699,221	701,971	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.75	(b)	05/10/22	Open		1,127,270	1,131,231	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.80	(b)	05/10/22	Open		601,944	604,128	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	05/10/22	Open		1,604,460	1,609,659	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.80	(b)	05/13/22	Open		247,431	248,284	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	05/13/22	Open		153,108	153,580	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	05/16/22	Open		657,305	659,501	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	05/16/22	Open		915,915	918,711	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	05/18/22	Open		659,175	661,173	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	05/27/22	Open		760,919	762,933	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	2.62	(b)	06/06/22	Open		433,067	434,097	Corporate Bonds	Open/Demand
Barclays Capital Inc.	(1.50	)(b)	06/14/22	Open		654,939	654,056	Corporate Bonds	Open/Demand
Barclays Capital Inc.	(3.00	)(b)	06/17/22	Open		33,188	33,074	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(0.50	)(b)	06/22/22	Open		172,190	172,097	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	(b)	06/24/22	Open		636,912	637,934	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(5.00	)(b)	06/24/22	Open		101,640	101,104	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	06/29/22	Open		335,256	335,816	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	(b)	06/30/22	Open		310,399	310,840	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/01/22	Open		666,775	667,725	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/06/22	Open		331,380	331,840	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.72	(b)	07/06/22	Open		207,086	207,370	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/07/22	Open		880,380	881,554	Corporate Bonds	Open/Demand

24

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Deutsche Bank Securities, Inc.	1.99%		07/13/22	08/11/22		$5,361,353	$5,366,688	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	1.99		07/13/22	08/11/22		3,343,336	3,346,663	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	1.99		07/13/22	08/11/22		4,000,853	4,004,833	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	1.99		07/13/22	08/11/22		5,805,051	5,810,827	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	1.99		07/13/22	08/11/22		7,116,447	7,123,528	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		7,825,431	7,833,257	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		136,779	136,916	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		2,303,415	2,305,718	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		112,457	112,569	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		1,790,807	1,792,598	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		805,723	806,529	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		400,906	401,307	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		470,719	471,190	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		270,547	270,817	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		140,025	140,165	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		2,436,221	2,438,657	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		172,902	173,075	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		132,550	132,683	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		1,915,539	1,917,455	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		5,306,218	5,311,525	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		62,569,435	62,632,236	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		1,206,051	1,207,257	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		1,914,297	1,916,211	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		1,418,571	1,419,990	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		744,734	745,479	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		1,758,803	1,760,562	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		3,180,765	3,183,946	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		1,329,502	1,330,831	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.00		07/13/22	08/11/22		1,557,759	1,559,317	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets LLC	2.65	(b)	07/13/22	Open		56,888	56,942	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	(b)	07/14/22	Open		92,783	92,855	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/19/22	Open		669,735	670,181	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.85	(b)	07/19/22	Open		476,420	476,753	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A	2.72	%(b)	07/22/22	Open		$705,180	$ 705,180	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/22/22	Open		320,243	320,367	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.50	(b)	07/25/22	Open		695,625	695,862	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.55	(b)	07/25/22	Open		173,363	173,414	Capital Trusts	Open/Demand
Barclays Bank PLC	2.55	(b)	07/25/22	Open		537,652	537,814	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.55	(b)	07/25/22	Open		1,667,500	1,668,000	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.55	(b)	07/25/22	Open		3,871,875	3,873,037	Capital Trusts	Open/Demand
Barclays Bank PLC	2.55	(b)	07/25/22	Open		1,010,100	1,010,403	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.75	(b)	07/25/22	Open		790,250	790,513	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.75	(b)	07/25/22	Open		2,096,250	2,096,949	Capital Trusts	Open/Demand
Barclays Bank PLC	2.75	(b)	07/25/22	Open		882,825	883,119	Capital Trusts	Open/Demand
Barclays Bank PLC	2.80	(b)	07/25/22	Open		158,500	158,554	Corporate Bonds	Open/Demand
Barclays Capital Inc.	(1.75	)(b)	07/25/22	Open		304,705	304,616	Corporate Bonds	Open/Demand
Barclays Capital Inc.	(0.50	)(b)	07/25/22	Open		352,590	352,556	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.55	(b)	07/25/22	Open		781,562	781,797	Capital Trusts	Open/Demand
Barclays Capital Inc.	2.55	(b)	07/25/22	Open		350,494	350,599	Capital Trusts	Open/Demand
Barclays Capital Inc.	2.55	(b)	07/25/22	Open		531,255	531,414	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/25/22	Open		347,871	347,987	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/25/22	Open		448,555	448,704	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/25/22	Open		121,860	121,901	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/25/22	Open		752,505	752,756	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/25/22	Open		458,562	458,715	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/25/22	Open		27,100	27,109	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/25/22	Open		700,729	700,962	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/25/22	Open		828,991	829,268	Corporate Bonds	Open/Demand
Barclays Capital Inc	2.75	(b)	07/25/22	Open		541,205	541,385	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/25/22	Open		672,750	672,974	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/25/22	Open		150,108	150,158	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/25/22	Open		1,465,570	1,466,058	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/25/22	Open		327,980	328,089	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/25/22	Open		1,006,525	1,006,860	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/25/22	Open		593,880	594,078	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/25/22	Open		209,790	209,860	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/25/22	Open		379,208	379,334	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/25/22	Open		695,830	696,062	Corporate Bonds	Open/Demand
BNP Paribas S.A	1.80	(b)	07/25/22	Open		924,444	924,606	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.11	(b)	07/25/22	Open		1,202,130	1,202,402	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.13	(b)	07/25/22	Open		1,207,500	1,207,778	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.15	(b)	07/25/22	Open		1,008,805	1,009,040	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.17	(b)	07/25/22	Open		1,085,542	1,085,799	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.21	(b)	07/25/22	Open		1,034,656	1,034,908	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.33	(b)	07/25/22	Open		1,207,342	1,207,660	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.37	(b)	07/25/22	Open		1,424,782	1,425,167	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.37	(b)	07/25/22	Open		1,257,525	1,257,865	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.39	(b)	07/25/22	Open		1,542,004	1,542,425	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.49	(b)	07/25/22	Open		1,257,812	1,258,177	Capital Trusts	Open/Demand
BNP Paribas S.A	2.63	(b)	07/25/22	Open		1,485,226	1,485,692	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.72	(b)	07/25/22	Open		579,250	579,440	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.80	(b)	07/25/22	Open		283,610	283,707	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.80	(b)	07/25/22	Open		463,361	463,520	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.83	(b)	07/25/22	Open		620,362	620,578	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.85	(b)	07/25/22	Open		1,581,772	1,582,326	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		1,363,125	1,363,523	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		804,375	804,610	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		576,875	577,043	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		2,070,587	2,071,191	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		494,000	494,144	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		411,750	411,870	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		584,500	584,670	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		716,625	716,834	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		273,575	273,655	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		2,338,219	2,338,901	Corporate Bonds	Open/Demand

26

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets LLC	2.50	%(b)	07/25/22	Open		$590,175	$ 590,347	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		839,000	839,245	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		455,625	455,758	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		1,107,812	1,108,136	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		416,611	416,733	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		672,000	672,196	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		325,500	325,595	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		544,687	544,846	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		705,000	705,206	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		602,000	602,176	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		367,000	367,107	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		470,000	470,137	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		390,000	390,114	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		444,375	444,505	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		906,250	906,514	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		400,000	400,117	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		310,108	310,198	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		2,054,700	2,055,299	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		374,500	374,609	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/25/22	Open		347,338	347,439	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	07/25/22	Open		575,050	575,230	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	07/25/22	Open		736,189	736,419	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/25/22	Open		2,441,250	2,442,023	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/25/22	Open		426,855	426,990	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/25/22	Open		272,630	272,716	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/25/22	Open		750,622	750,860	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/25/22	Open		473,269	473,419	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/25/22	Open		447,615	447,757	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/25/22	Open		158,619	158,669	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/25/22	Open		631,849	632,049	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/25/22	Open		241,313	241,389	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/25/22	Open		410,603	410,732	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/25/22	Open		228,319	228,391	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/25/22	Open		403,953	404,080	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/25/22	Open		810,405	810,662	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/25/22	Open		771,610	771,854	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/25/22	Open		1,582,420	1,583,005	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/25/22	Open		170,033	170,086	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/25/22	Open		158,318	158,368	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	2.49	(b)	07/25/22	Open		234,688	234,767	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.00	(b)	07/26/22	Open		10,000	10,002	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.60	(b)	07/26/22	Open		1,196,737	1,197,106	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.60	(b)	07/26/22	Open		1,116,990	1,117,334	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.60	(b)	07/26/22	Open		1,010,324	1,010,635	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.60	(b)	07/26/22	Open		961,755	962,052	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.60	(b)	07/26/22	Open		1,378,541	1,378,966	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.80	(b)	07/26/22	Open		381,160	381,268	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.80	(b)	07/26/22	Open		323,950	324,042	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.80	(b)	07/26/22	Open		120,809	120,843	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.85	(b)	07/26/22	Open		290,179	290,263	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.85	(b)	07/26/22	Open		1,338,240	1,338,630	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	(b)	07/26/22	Open		1,044,834	1,045,146	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	(b)	07/26/22	Open		712,519	712,731	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	(b)	07/26/22	Open		858,681	858,938	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	(b)	07/26/22	Open		915,412	915,686	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	(b)	07/26/22	Open		2,490,900	2,491,644	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/26/22	Open		266,475	266,545	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.65	(b)	07/27/22	Open		1,007,817	1,008,030	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/27/22	Open		1,078,735	1,078,975	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/27/22	Open		625,800	625,939	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/27/22	Open		924,885	925,091	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/27/22	Open		488,856	488,965	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital Inc.	2.75	%(b)	07/27/22	Open	$1,170,240	$ 1,170,500	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/27/22	Open	597,379	597,511	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/27/22	Open	1,266,700	1,266,981	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/27/22	Open	1,522,365	1,522,703	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/27/22	Open	1,574,871	1,575,221	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/27/22	Open	494,000	494,110	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/27/22	Open	146,475	146,508	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/27/22	Open	719,950	720,110	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/27/22	Open	1,120,395	1,120,644	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/27/22	Open	1,610,155	1,610,513	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/27/22	Open	605,250	605,384	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/27/22	Open	806,760	806,939	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/27/22	Open	1,161,000	1,161,258	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/27/22	Open	951,781	951,993	Corporate Bonds	Open/Demand
Barclays Capital Inc.	2.75	(b)	07/27/22	Open	837,612	837,799	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.35	(b)	07/27/22	Open	342,356	342,417	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.36	(b)	07/27/22	Open	187,668	187,701	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	(b)	07/27/22	Open	114,488	114,508	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	(b)	07/27/22	Open	396,900	396,973	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.54	(b)	07/27/22	Open	599,706	599,826	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.58	(b)	07/27/22	Open	301,546	301,608	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	2.68	(b)	07/27/22	Open	810,550	810,724	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.70	(b)	07/27/22	Open	307,800	307,867	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	2.70	(b)	07/27/22	Open	456,875	456,974	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.70	(b)	07/27/22	Open	221,619	221,667	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.70	(b)	07/27/22	Open	672,750	672,896	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.70	(b)	07/27/22	Open	785,722	785,893	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.70	(b)	07/27/22	Open	358,775	358,853	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.72	(b)	07/27/22	Open	403,048	403,136	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.72	(b)	07/27/22	Open	631,925	632,063	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.75	(b)	07/27/22	Open	411,413	411,504	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	2.75	(b)	07/27/22	Open	871,780	871,974	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.80	(b)	07/27/22	Open	6,386,587	6,388,042	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.80	(b)	07/27/22	Open	787,787	787,967	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.80	(b)	07/27/22	Open	457,725	457,829	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.80	(b)	07/27/22	Open	800,685	800,867	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.83	(b)	07/27/22	Open	316,838	316,911	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.85	(b)	07/27/22	Open	632,790	632,938	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.88	(b)	07/27/22	Open	1,053,010	1,053,259	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.88	(b)	07/27/22	Open	1,005,837	1,006,076	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	(b)	07/27/22	Open	444,745	444,851	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	(b)	07/27/22	Open	484,075	484,191	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	(b)	07/27/22	Open	173,794	173,835	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	(b)	07/27/22	Open	1,049,840	1,050,091	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	(b)	07/27/22	Open	370,879	370,967	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	(b)	07/27/22	Open	686,612	686,777	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	2.50	(b)	07/27/22	Open	366,073	366,144	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	2.50	(b)	07/27/22	Open	446,875	446,962	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	2.50	(b)	07/27/22	Open	917,187	917,366	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	2.52	(b)	07/27/22	Open	264,364	264,416	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	2.52	(b)	07/27/22	Open	436,751	436,837	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	2.52	(b)	07/27/22	Open	305,094	305,154	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	2.52	(b)	07/27/22	Open	187,274	187,311	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	2.55	(b)	07/27/22	Open	1,125,000	1,125,225	Capital Trusts	Open/Demand

28

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Agricole Corporate and Investment Bank	2.57	%(b)	07/27/22	Open	$438,421	$ 438,510	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	2.59	(b)	07/27/22	Open	403,926	404,009	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	2.60	(b)	07/27/22	Open	510,875	510,980	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	2.60	(b)	07/27/22	Open	547,545	547,658	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	2.62	(b)	07/27/22	Open	494,146	494,249	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	2.62	(b)	07/27/22	Open	418,381	418,468	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(0.75	)(b)	07/27/22	Open	183,645	183,630	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00	(b)	07/27/22	Open	116,090	116,106	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.55	(b)	07/27/22	Open	342,760	342,829	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	2.55	(b)	07/27/22	Open	257,388	257,439	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/27/22	Open	228,438	228,482	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/27/22	Open	219,450	219,493	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.50	(b)	07/27/22	Open	98,096	98,115	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.53	(b)	07/27/22	Open	2,393,750	2,394,223	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.53	(b)	07/27/22	Open	463,750	463,842	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.53	(b)	07/27/22	Open	635,540	635,666	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.53	(b)	07/27/22	Open	1,671,250	1,671,581	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.53	(b)	07/27/22	Open	299,688	299,747	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	07/27/22	Open	626,250	626,381	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	07/27/22	Open	419,143	419,230	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	07/27/22	Open	323,010	323,077	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	07/27/22	Open	1,302,656	1,302,928	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	07/27/22	Open	367,716	367,793	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	07/27/22	Open	521,369	521,478	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	07/27/22	Open	39,816	39,825	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	07/27/22	Open	635,160	635,293	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	07/27/22	Open	607,447	607,574	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	07/27/22	Open	424,500	424,589	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	07/27/22	Open	344,768	344,839	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	07/27/22	Open	125,208	125,234	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	07/27/22	Open	647,701	647,837	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	07/27/22	Open	960,520	960,721	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.63	(b)	07/27/22	Open	954,687	954,887	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/27/22	Open	75,075	75,091	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/27/22	Open	1,137,645	1,137,885	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/27/22	Open	136,733	136,761	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.65	(b)	07/27/22	Open	257,593	257,647	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.70	(b)	07/27/22	Open	521,000	521,113	Corporate Bonds	Open/Demand

					$333,730,173	$334,080,159

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year Japanese Government Treasury Bonds	8	09/12/22	$9,029	$(122,705)
10-Year U.S. Treasury Note	446	09/21/22	53,980	(1,542,300)
10-Year U.S. Ultra Long Treasury Note	293	09/21/22	38,365	(465,537)
U.S. Long Bond	144	09/21/22	20,642	(346,410)
Ultra U.S. Treasury Bond	218	09/21/22	34,103	44,554
2-Year U.S. Treasury Note	662	09/30/22	139,325	272,842
5-Year U.S. Treasury Note	976	09/30/22	111,012	(1,501,217)

				$(3,660,773)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,310	EUR	6,000	Deutsche Bank AG	09/21/22	$156
USD	9,618,706	EUR	8,958,000	Natwest Markets PLC	09/21/22	431,177
USD	2,848,359	GBP	2,295,000	HSBC Bank USA N.A.	09/21/22	50,315
USD	2,083,059	GBP	1,661,000	Natwest Markets PLC	09/21/22	57,982

						539,630

EUR	522,826	USD	553,735	Morgan Stanley & Co. International PLC	09/21/22	(17,512)
GBP	71,517	USD	87,482	Deutsche Bank AG	09/21/22	(289)

						(17,801)

						$521,829

OTC Credit Default Swaptions Purchased

	Paid by the Trust	Received by the Trust			Expiration	Credit	Exercise	Notional
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Date	Rating(a)	Price	Amount (000)(b)		Value
Put
Buy Protection 5-Year Credit Default Swap, 06/20/27	5.00%	ITRAXX.XO.37.V1	Quarterly	Bank of America N.A.	08/17/22	N/R	EUR 600.00	EUR	181	$476
Buy Protection 5-Year Credit Default Swap, 06/20/27	5.00%	ITRAXX.XO.37.V1	Quarterly	Barclays Bank PLC	09/21/22	N/R	EUR 800.00	EUR	408	976

										$1,452

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.38.V2	5.00%	Quarterly	06/20/27	USD	5,697	$(97,154)	$(148,527)	$51,373
CDX.NA.IG.38.V1	1.00	Quarterly	06/20/27	USD	19,020	(189,193)	(165,362)	(23,831)

						$(286,347)	$(313,889)	$27,542

30

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 2.32%	Annual	3.01%	Annual	10/05/22	(a)	06/30/24	USD	13,295	$18,346	$58	$18,288
2.86%	Annual	1-Day SOFR, 2.32%	Annual	10/05/22	(a)	11/30/26	USD	13,295	(192,513)	121	(192,634)
3-Month LIBOR, 2.79%	Quarterly	1.55%	Semi-Annual	N/A		10/08/31	USD	28,600	(2,642,120)	430	(2,642,550)
1.61%	Semi-Annual	3-Month LIBOR, 2.79%	Quarterly	N/A		03/28/32	USD	10,600	974,727	164	974,563
1.66%	Semi-Annual	3-Month LIBOR, 2.79%	Quarterly	N/A		04/25/32	USD	10,290	917,727	163	917,564
1.73%	Semi-Annual	3-Month LIBOR, 2.79%	Quarterly	N/A		10/08/36	USD	32,800	4,234,670	626	4,234,044
3-Month LIBOR, 2.79%	Quarterly	1.84%	Semi-Annual	N/A		10/08/51	USD	11,500	(2,159,196)	354	(2,159,550)
3-Month LIBOR, 2.79%	Quarterly	1.93%	Semi-Annual	N/A		10/22/51	USD	2,840	(478,608)	87	(478,695)
3-Month LIBOR, 2.79%	Quarterly	1.92%	Semi-Annual	N/A		10/27/51	USD	1,420	(242,524)	44	(242,568)

									$430,509	$2,047	$428,462

(a)	Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7	3.00%	Monthly	Deutsche Bank AG	01/17/47	USD	25,000	$4,789,616	$1,691,567	$3,098,049

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino, Guichard-Perrachon S.A	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	20	$(2,219)	$(1,587)	$(632)
Novafives S.A.S	5.00	Quarterly	Citibank N.A.	06/20/23	B-	EUR	20	(1,842)	(1,225)	(617)
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	CCC	EUR	20	(5,080)	2,399	(7,479)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	20	669	1,858	(1,189)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	N/R	EUR	10	(2,571)	821	(3,392)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	N/R	EUR	10	(2,571)	922	(3,493)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/26	N/R	EUR	10	161	411	(250)
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/26	CCC	EUR	10	(2,616)	217	(2,833)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB+	EUR	30	113	1,173	(1,060)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	12/20/26	B+	EUR	20	(2,995)	(768)	(2,227)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	12/20/26	B+	EUR	10	(1,520)	391	(1,911)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+	EUR	10	(1,478)	401	(1,879)
K&S AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB	EUR	30	2,181	2,373	(192)
CMA CGM SA	5.00	Quarterly	Barclays Bank PLC	06/20/27	BB+	EUR	3	(24)	99	(123)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	BB+	EUR	50	(379)	2,247	(2,626)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	BB+	EUR	17	(134)	585	(719)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	18	(134)	637	(771)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	17	(127)	598	(725)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	5	(35)	168	(203)
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB	EUR	10	(1,414)	(1,092)	(322)
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB	EUR	60	(8,485)	(10,452)	1,967
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C-	USD	10,000	(1,915,847)	(474,381)	(1,441,466)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C-	USD	5,000	(957,924)	(236,917)	(721,007)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C-	USD	10,000	(1,915,846)	(234,657)	(1,681,189)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	2,500	(409,418)	(522,558)	113,140

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	5,000	$(818,835)	$(517,390)	$(301,445)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	972	(159,182)	(105,370)	(53,812)

								$(6,207,552)	$(2,091,097)	$(4,116,455)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$62,393,886	$2,142,808	$64,536,694
Common Stocks	4,438,336	—	—	4,438,336
Corporate Bonds
Aerospace & Defense	—	16,664,399	—	16,664,399
Airlines	—	11,761,303	—	11,761,303
Auto Components	—	7,093,626	—	7,093,626
Automobiles	—	11,671,491	—	11,671,491
Banks	—	7,437,132	—	7,437,132
Beverages	—	11,383,172	—	11,383,172
Biotechnology	—	988,977	—	988,977
Building Materials	—	2,999,736	—	2,999,736
Building Products	—	4,792,029	—	4,792,029
Capital Markets	—	6,465,092	—	6,465,092
Chemicals	—	12,995,948	—	12,995,948
Commercial Services & Supplies	—	5,110,136	—	5,110,136
Communications Equipment	—	3,211,591	—	3,211,591
Construction Materials	—	1,466,706	—	1,466,706
Consumer Discretionary	—	8,352,999	—	8,352,999

32

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Consumer Finance	$—	$9,909,984	$—	$9,909,984
Containers & Packaging	—	2,801,817	—	2,801,817
Diversified Consumer Services	—	10,263,523	—	10,263,523
Diversified Financial Services	—	10,021,168	—	10,021,168
Diversified Telecommunication Services	—	19,595,961	—	19,595,961
Education	—	234,060	—	234,060
Electric Utilities	—	6,111,313	—	6,111,313
Electrical Equipment	—	712,064	—	712,064
Electronic Equipment, Instruments & Components	—	3,860,928	—	3,860,928
Energy Equipment & Services	—	2,232,410	—	2,232,410
Environmental, Maintenance & Security Service	—	4,269,375	—	4,269,375
Equity Real Estate Investment Trusts (REITs)	—	5,264,869	—	5,264,869
Food & Staples Retailing	—	8,422,983	—	8,422,983
Food Products	—	3,839,729	—	3,839,729
Gas Utilities	—	106,589	—	106,589
Health Care Equipment & Supplies	—	2,064,621	—	2,064,621
Health Care Providers & Services	—	19,173,867	—	19,173,867
Health Care Technology	—	5,289,178	—	5,289,178
Hotels, Restaurants & Leisure	—	16,959,267	—	16,959,267
Household Durables	—	3,255,563	—	3,255,563
Independent Power and Renewable Electricity Producers	—	5,760,207	—	5,760,207
Insurance	—	11,607,519	—	11,607,519
Interactive Media & Services	—	2,381,043	—	2,381,043
Internet & Direct Marketing Retail	—	95,049	—	95,049
Internet Software & Services	—	8,070,098	—	8,070,098
IT Services	—	7,047,583	—	7,047,583
Leisure Products	—	703,437	—	703,437
Machinery	—	5,443,397	—	5,443,397
Media	—	51,984,791	—	51,984,791
Metals & Mining	—	14,067,344	—	14,067,344
Multiline Retail	—	495,172	—	495,172
Offshore Drilling & Other Services	—	2,109,779	—	2,109,779
Oil, Gas & Consumable Fuels	162,055	70,861,288	—	71,023,343
Personal Products	—	97,837	—	97,837
Pharmaceuticals	—	8,391,525	—	8,391,525
Real Estate	—	119,337	—	119,337
Real Estate Management & Development	—	3,429,209	36,000	3,465,209
Road & Rail	—	3,138,186	—	3,138,186
Semiconductors & Semiconductor Equipment	—	3,531,565	—	3,531,565
Software	—	8,844,584	—	8,844,584
Specialty Retail	—	2,393,339	—	2,393,339
Technology Hardware, Storage & Peripherals	—	880,110	—	880,110
Textiles, Apparel & Luxury Goods	—	528,860	—	528,860
Thrifts & Mortgage Finance	—	1,503,997	—	1,503,997
Tobacco	—	1,972,921	—	1,972,921
Transportation	—	89,134	—	89,134
Transportation Infrastructure	—	2,949,850	—	2,949,850
Utilities	—	9,575,776	—	9,575,776
Wireless Telecommunication Services	—	8,085,502	—	8,085,502
Floating Rate Loan Interests	—	40,276,233	1,455,638	41,731,871
Foreign Agency Obligations	—	18,353,460	—	18,353,460
Municipal Bonds	—	1,036,080	—	1,036,080
Non-Agency Mortgage-Backed Securities	—	68,695,414	—	68,695,414
Preferred Securities
Capital Trusts	—	38,037,555	—	38,037,555
Preferred Stocks	14,082,036	—	—	14,082,036
U.S. Government Sponsored Agency Securities	—	168,578,797	—	168,578,797
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	21,796,872	—	—	21,796,872

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Options Purchased
Credit Contracts	$—	$1,452	$—	$1,452
Liabilities
Investments
TBA Sale Commitments	—	(17,645,825)	—	(17,645,825)
Unfunded Floating Rate Loan Interests(a)	—	(18,165)	—	(18,165)

	$40,479,299	$862,650,932	$3,634,446	$906,764,677

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$3,264,529	$—	$3,264,529
Foreign Currency Exchange Contracts	—	539,630	—	539,630
Interest Rate Contracts	317,396	6,144,459	—	6,461,855
Liabilities
Credit Contracts	—	(4,255,393)	—	(4,255,393)
Foreign Currency Exchange Contracts	—	(17,801)	—	(17,801)
Interest Rate Contracts	(3,978,169)	(5,715,997)	—	(9,694,166)

	$(3,660,773)	$(40,573)	$—	$(3,701,346)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $334,080,159 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Warrants	Total

Assets
Opening balance, as of October 31, 2021	$1,662,822	$1,536,662	$2,589,803	$—	$5,789,287
Transfers into Level 3	1,110,000	58,035	1,165,101	—	2,333,136
Transfers out of Level 3	—	(1,536,662)	(1,507,570)	—	(3,044,232)
Accrued discounts/premiums	891	—	2,162	—	3,053
Net realized gain (loss)	(11,882)	—	(12,882)	—	(24,764)
Net change in unrealized appreciation (depreciation)(a)	(449,117)	(22,035)	(135,155)	—	(606,307)
Purchases	—	—	375,995	—	375,995
Sales	(169,906)	—	(1,021,816)	—	(1,191,722)

Closing balance, as of July 31, 2022	$2,142,808	$36,000	$1,455,638	$—	$3,634,446

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2022(a)	$(449,117)	$(22,035)	$(113,804)	$—	$(584,956)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CAB	Capital Appreciation Bonds

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

CR	Custodian Receipt

34

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Portfolio Abbreviation (continued)

DAC	Designated Activity Company

DIP	Debtor-In-Possession

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MTA	Month Treasury Average

PCL	Public Company Limited

PIK	Payment-in-Kind

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SAB	Special Assessment Bonds

SG	Syncora Guarantee

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

S C H E D U L E O F I N V E S T M E N T S	35